    As filed with the Securities and Exchange Commission on December 23, 1997

                                                             File Nos. 33-39538*
                                                                        811-4052
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 10*


                                       AND


                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 29


                               LANDMARK FUNDS III
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

       PHILIP W. COOLIDGE, 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
             ROGER P. JOSEPH, BINGHAM DANA LLP, 150 FEDERAL STREET,
                           BOSTON, MASSACHUSETTS 02110


     It is proposed that this filing will become effective on January 2, 1998 pursuant to paragraph (b) of Rule 485.


     Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio have executed this Registration Statement.


------------------------------------------------------------------------------

*Pursuant to Rule 429 under the Securities Act of 1933, this Post-Effective
 Amendment also serves as Post-Effective Amendment No. 22 to Registrant's Registration Statement under the Securities Act of 1933 at File No. 2-91556.

                               LANDMARK FUNDS III
                           (LANDMARK CASH RESERVES AND
                        LANDMARK U.S. TREASURY RESERVES)
                       REGISTRATION STATEMENT ON FORM N-1A

                              CROSS REFERENCE SHEET


N-1A
ITEM NO.  N-1A ITEM                                  LOCATION
--------  ---------                                  --------

PART A                                             PROSPECTUS
------                                             ----------

Item 1.   Cover Page............................   Cover Page
Item 2.   Synopsis..............................   Expense Summary
Item 3.   Condensed Financial Information.......   Condensed Financial
                                                   Information
Item 4.   General Description of Registrant.....   Investment Information;
                                                   General Information; Appendix
Item 5.   Management of the Fund................   Management; Expenses
Item 5A.  Management's Discussion of Fund
          Performance...........................   Not Applicable
Item 6.   Capital Stock and Other Securities....   General Information; Voting
                                                   and Other Rights; Purchases;
                                                   Exchanges; Redemptions; Net
                                                   Income and Distributions; Tax
                                                   Matters
Item 7.   Purchase of Securities Being Offered..   Purchases; Exchanges;
                                                   Redemptions
Item 8.   Redemption or Repurchase..............   Purchases; Exchanges;
                                                   Redemptions
Item 9.   Pending Legal Proceedings.............   Not Applicable

                                                   STATEMENT OF
                                                   ADDITIONAL
PART B                                             INFORMATION

Item 10.  Cover Page............................   Cover Page
Item 11.  Table of Contents.....................   Cover Page
Item 12.  General Information and History.......   The Funds
Item 13.  Investment Objectives and Policies....   Investment Objectives,
                                                   Policies and Restrictions
Item 14.  Management of the Fund................   Management
Item 15.  Control Persons and Principal Holders
          of Securities.........................   Management
Item 16.  Investment Advisory and Other Services   Management
Item 17.  Brokerage Allocation and Other
          Practices ............................   Portfolio Transactions
Item 18.  Capital Stock and Other Securities....   Description of Shares,
                                                   Voting Rights and Liabilities
Item 19.  Purchase, Redemption and Pricing of
          Securities Being Offered..............   Description of Shares,
                                                   Voting Rights and
                                                   Liabilities; Determination
                                                   of Net Asset Value
Item 20.  Tax Status............................   Certain Additional Tax
                                                   Matters
Item 21.  Underwriters..........................   Management
Item 22.  Calculation of Performance Data.......   Performance Information
Item 23.  Financial Statements..................   Independent Accountants and
                                                   Financial Statements

PART C    Information required to be included in Part C is set forth under the
------    appropriate Item, so numbered, in Part C to this Registration
          Statement.

Prospectus  January 2, 1998
CitiFundsSM Cash Reserves
CitiFundsSM U.S. Treasury Reserves
CitiFundsSM Tax Free Reserves
CitiFundsSM California Tax Free Reserves
CitiFundsSM Connecticut Tax Free Reserves
CitiFundsSM New York Tax Free Reserves


This Prospectus describes six money market mutual funds in the CitiFundsSM family of funds: CitiFundsSM Cash Reserves, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves and CitiFundsSM New York Tax Free Reserves. Each Fund has its own investment objective and policies.
Citibank, N.A. is the investment adviser.

Unlike other mutual funds which directly acquire and manage their own portfolios of securities, CitiFunds Cash Reserves, CitiFunds U.S. Treasury Reserves and CitiFunds Tax Free Reserves seek their investment objective by investing all of their investable assets in a portfolio with the same investment objective and policies. See "Special Information Concerning Investment Structure" on page 21.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. EACH FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; HOWEVER, THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO DO SO.

EACH OF CALIFORNIA TAX FREE RESERVES, CONNECTICUT TAX FREE RESERVES AND NEW YORK TAX FREE RESERVES INVESTS PRIMARILY IN THE MUNICIPAL OBLIGATIONS OF A SINGLE STATE; AS A RESULT, AN INVESTMENT IN THESE FUNDS MAY BE RISKIER THAN AN INVESTMENT IN A MORE DIVERSIFIED MONEY MARKET FUND.

This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. Separate Statements of Additional Information dated January 2, 1998 (and incorporated by reference in this Prospectus) have been filed with the Securities and Exchange Commission. Copies of the Statements of Additional Information may be obtained without charge, and further inquiries about the Funds may be made by contacting the investor's Shareholder Servicing Agent or by calling 1-800-625-4554.


------------------------------------------------------------------------------


REMEMBER THAT SHARES OF THE FUNDS:

    o   ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY;

    o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK OR ANY OF ITS AFFILIATES;

    o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

TABLE OF CONTENTS

Prospectus Summary                                                           3
 ..............................................................................
Expense Summary                                                              6
 ..............................................................................
Condensed Financial Information                                              8
 ..............................................................................
Investment Information                                                      14
 ..............................................................................
Risk Considerations                                                         17
 ..............................................................................
Valuation of Shares                                                         22
 ..............................................................................
Purchases                                                                   23
 ..............................................................................
Exchanges                                                                   24
 ..............................................................................
Redemptions                                                                 24
 ..............................................................................
Net Income and Distributions                                                25
 ..............................................................................
Management                                                                  26
 ..............................................................................
Tax Matters                                                                 30
 ..............................................................................
Performance Information                                                     32
 ..............................................................................
General Information                                                         33
 ..............................................................................
Appendix A -- Permitted Investments and Investment Practices                36
 ..............................................................................
Appendix B -- Ratings of Municipal Obligations                              39
 ..............................................................................
Appendix C -- Taxable Equivalent Yield Tables                               43
 ..............................................................................

PROSPECTUS SUMMARY

See the body of the Prospectus for more information on the topics discussed in this summary.


THE FUNDS: This Prospectus describes six money market mutual funds: CitiFunds Cash Reserves, CitiFunds U.S. Treasury Reserves, CitiFunds Tax Free Reserves, CitiFunds California Tax Free Reserves, CitiFunds Connecticut Tax Free Reserves and CitiFunds New York Tax Free Reserves. Cash Reserves and U.S. Treasury Reserves are diversified; the other Funds are non-diversified. Each Fund has its own investment objective and policies. There can be no assurance that any Fund will achieve its objective.

Each of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves seeks its objective by investing its investable assets in a Portfolio having the same investment objective and policies as that Fund. Because these Funds invest through their corresponding Portfolios, all references to these Funds include the Portfolios, unless otherwise noted.


INVESTMENT OBJECTIVES AND POLICIES: CitiFunds Cash Reserves. To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital. Through Cash Reserves Portfolio, the Fund invests in U.S. dollar-denominated money market obligations with maturities of 397 days or less issued by U.S. and non-U.S. issuers.

CitiFunds U.S. Treasury Reserves. To provide its shareholders with liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital. Through U.S. Treasury Reserves Portfolio, the Fund invests in obligations issued by the U.S. Government with maturities of 397 days or less.


CitiFunds Tax Free Reserves. To provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Through Tax Free Reserves Portfolio, the Fund invests primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments or their authorities, agencies, instrumentalities and political subdivisions and by other qualifying issuers, the interest on which is exempt from federal income taxes ("Municipal Obligations").

CitiFunds California Tax Free Reserves. To provide its shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity. The Fund invests primarily in short-term, high quality Municipal Obligations, including obligations of the State of California and its political subdivisions.

CitiFunds Connecticut Tax Free Reserves. To provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. The Fund invests primarily in short-term, high quality Municipal Obligations, including obligations of the State of Connecticut and its political subdivisions.

CitiFunds New York Tax Free Reserves. To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity. The Fund invests primarily in short-term, high quality Municipal Obligations, including obligations of the State of New York and its political subdivisions.

INVESTMENT ADVISER AND DISTRIBUTOR: Citibank, N.A. ("Citibank" or the "Adviser"), a wholly-owned subsidiary of Citicorp, is the investment adviser of each Fund. Citibank and its affiliates manage more than $88 billion in assets worldwide. CFBDS, Inc. ("CFBDS" or the "Distributor") is the distributor of shares of each Fund. See "Management."

PURCHASES AND REDEMPTIONS: Customers may purchase and redeem shares of the Funds on any day the New York Stock Exchange is open for trading. See "Purchases" and "Redemptions."

PRICING: Shares of the Funds are purchased and redeemed at net asset value (normally $1.00 per share) without a sales load or redemption fees. While there are no sales loads, shares of each Fund are subject to a distribution fee. See "Purchases" and "Management -- Distribution Arrangements."

EXCHANGES: Shares may be exchanged for shares of certain other mutual funds managed or advised by Citibank, if such shares are offered for sale in a shareholder's place of residence. See "Exchanges."


DIVIDENDS: Declared daily and distributed monthly. Shares begin accruing dividends on the day they are purchased. See "Net Income and Distributions."

REINVESTMENT: Dividends may be received either in cash or in Fund shares at net asset value, subject to the policies of a shareholder's Shareholder Servicing Agent. See "Net Income and Distributions."

WHO SHOULD INVEST: Each Fund is designed for investors seeking liquidity, preservation of capital and current income, and for whom growth of capital is not a consideration.


Cash Reserves also is designed for investors seeking a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting of short-term U.S. dollar-denominated money market obligations issued by U.S. and non-U.S. issuers.

U.S. Treasury Reserves also is designed for investors seeking a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting of short-term U.S. Government obligations.

Tax Free Reserves also is designed for investors seeking income exempt from federal income taxes.

California Tax Free Reserves also is designed for investors seeking income exempt from federal and California personal income taxes and who are willing to bear the increased risk of an investment portfolio which is concentrated in obligations of the State of California and its political subdivisions.

Connecticut Tax Free Reserves also is designed for investors seeking income exempt from federal and Connecticut personal income taxes and who are willing to bear the increased risk of an investment portfolio which is concentrated in obligations of the State of Connecticut and its political subdivisions.

New York Tax Free Reserves also is designed for investors seeking income exempt from federal and New York State and New York City personal income taxes and who are willing to bear the increased risk of an investment portfolio which is concentrated in obligations of the State of New York and its political subdivisions.

Each of Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves is referred to as a "Tax Free Fund." See "Investment Information."

RISK FACTORS: There can be no assurance that any Fund will achieve its investment objective. In addition, while each Fund intends to maintain a stable net asset value of $1.00 per share, there can be no assurance that any Fund will be able to do so. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments with a lower quality or a longer term.

Investors in Cash Reserves should be able to assume the special risks of investing in non-U.S. securities, which include possible adverse political, social and economic developments abroad, differing regulations to which non-U.S. issuers are subject and different characteristics of non-U.S. economies and markets. In addition, the prices of securities of non-U.S. issuers may be more volatile than those of comparable U.S. issuers.

Each of the Tax Free Funds is a non-diversified mutual fund, which means that it is not subject to any statutory restrictions under the Investment Company Act of 1940 limiting the investment of its assets in one or relatively few issuers (although certain diversification requirements are imposed by the Internal Revenue Code). Each of these Funds may therefore invest a relatively high percentage of its assets in the obligations of a limited number of issuers. Also, each of these Funds may invest 25% or more of its assets in securities of issuers in similar or related industries or issuers located in the same state. Under normal circumstances, California Tax Free Reserves invests primarily in obligations of the State of California and its political subdivisions, Connecticut Tax Free Reserves invests primarily in obligations of the State of Connecticut and its political subdivisions and New York Tax Free Reserves invests primarily in obligations of the State of New York and its political subdivisions. Each of the Tax Free Funds is more susceptible to any single economic, political or regulatory occurrence than a more diversified fund.


Certain investment practices also may entail special risks. Prospective investors should read "Risk Considerations" for more information about risk factors.

EXPENSE SUMMARY


The following table summarizes estimated shareholder transaction and annual operating expenses for each Fund and, for each of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves, its corresponding Portfolio.* For more information on costs and expenses, see "Management" -- page 26 and "General Information-Expenses" -- page 34.

                                              U.S.                          CALIFORNIA      CONNECTICUT      NEW YORK
                              CASH          TREASURY         TAX FREE        TAX FREE        TAX FREE        TAX FREE
                            RESERVES        RESERVES         RESERVES        RESERVES        RESERVES        RESERVES
-------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION
  EXPENSES:                     None             None             None            None            None           None
ANNUAL FUND
  OPERATING EXPENSES,
  AFTER FEE WAIVERS AND
  REIMBURSEMENTS (AS A
  PERCENTAGE OF AVERAGE
  NET ASSETS):

Management Fee (1)             0.07%            0.06%            0.20%           0.16%           0.16%          0.16%
12b-1 Fees (1)(2)              0.08%            0.05%            0.03%           0.09%           0.09%          0.03%
Other Expenses
  Administrative
    Services Fees (1)          0.25%            0.27%            0.08%           0.03%           0.00%          0.15%
  Shareholder Servicing
    Agent Fees                 0.25%            0.25%            0.25%           0.25%           0.25%          0.25%
  Other Operating
    Expenses                   0.05%            0.07%            0.09%           0.12%           0.15%          0.06%
-----------------------------------------------------------------------------------------------------------------------
Total Fund Operating
  Expenses (1)                 0.70%            0.70%            0.65%           0.65%           0.65%          0.65%
-----------------------------------------------------------------------------------------------------------------------

    *This table is intended to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear, either directly or indirectly. The table shows the fees paid to various service providers after giving effect to expected voluntary partial fee waivers. There can be no assurance that the fee waivers and reimbursements reflected in the table will continue at their present levels.

(1) Absent fee waivers and reimbursements, management fees, 12b-1 fees, administrative services fees and total fund operating expenses would be as follows:

      Cash Reserves:                            0.15%, 0.20%, 0.40%, and 1.05%
      U.S. Treasury Reserves:                   0.15%, 0.20%, 0.40%, and 1.07%
      Tax Free Reserves:                        0.20%, 0.20%, 0.30%, and 1.04%
      California Tax Free Reserves:             0.20%, 0.20%, 0.25%, and 1.02%
      Connecticut Tax Free Reserves:            0.20%, 0.20%, 0.25%, and 1.05%
      New York Tax Free Reserves:               0.20%, 0.20%, 0.25%, and 0.96%


(2) Fees under the 12b-1 distribution plans are asset-based sales charges. Long-term shareholders in a Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.


EXAMPLE: A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period indicated below:


                                                                      ONE      THREE       FIVE        TEN
                                                                     YEAR      YEARS      YEARS      YEARS
------------------------------------------------------------------------------------------------------------

CASH RESERVES                                                         $ 7        $22        $39        $87
U.S. TREASURY RESERVES                                                $ 7        $22        $39        $87
TAX FREE RESERVES                                                     $ 7        $21        $36        $81
CALIFORNIA TAX FREE RESERVES                                          $ 7        $21        $36        $81
CONNECTICUT TAX FREE RESERVES                                         $ 7        $21        $36        $81
NEW YORK TAX FREE RESERVES                                            $ 7        $21        $36        $81

The Example assumes that all dividends are reinvested, and expenses are based on each Fund's fiscal year ended August 31, 1997, after waivers and reimbursements. If waivers and reimbursements were not in place, the amounts in the Example would be as follows:




Cash Reserves:                                                        $11        $34        $58       $130
U.S. Treasury Reserves:                                               $11        $34        $59       $132
Tax Free Reserves:                                                    $11        $33        $58       $129
California Tax Free Reserves:                                         $10        $33        $57       $126
Connecticut Tax Free Reserves:                                        $11        $34        $58       $130
New York Tax Free Reserves:                                           $10        $31        $53       $119


The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of any Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF ANY FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION


The following tables provide condensed financial information about the Funds for the periods indicated. This information should be read in conjunction with the financial statements appearing in each Fund's Annual Report to Shareholders, which are incorporated by reference in each Fund's Statement of Additional Information. The financial statements and notes, as well as the tables below, covering the fiscal periods through August 31, 1997 have been audited by Price Waterhouse LLP, independent accountants, on behalf of CitiFunds Cash Reserves (formerly Landmark Cash Reserves), and by Deloitte & Touche LLP, independent accountants, on behalf of CitiFunds U.S. Treasury Reserves (formerly Landmark U.S. Treasury Reserves), CitiFunds Tax Free Reserves (formerly Landmark Tax Free Reserves), CitiFunds California Tax Free Reserves (formerly Landmark California Tax Free Reserves), CitiFunds Connecticut Tax Free Reserves (formerly Landmark Connecticut Tax Free Reserves) and CitiFunds New York Tax Free Reserves (formerly Landmark New York Tax Free Reserves). The accountants' reports are included in the applicable Fund's Annual Report. Copies of the Annual Reports may be obtained without charge from an investor's Shareholder Servicing Agent or by calling 1-800-625-4554.

                           CITIFUNDS CASH RESERVES
                             FINANCIAL HIGHLIGHTS

                                                                 YEAR ENDED AUGUST 31,
                       1997         1996        1995       1994       1993       1992      1991       1990       1989       1988
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 beginning of period  $1.00000     $1.00000   $1.00000   $1.00000   $1.00000   $1.00000  $1.00000   $1.00000   $1.00000   $1.00000

Net investment
 income                0.04940      0.05039    0.05174    0.03137    0.02671    0.04010   0.06606    0.07785    0.08354    0.06483

Less dividends from
 net investment
 income               (0.04940)    (0.05039)  (0.05174)  (0.03137)  (0.02671)  (0.04010) (0.06606)  (0.07785)  (0.08354)  (0.06483)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end
 of period            $1.00000     $1.00000   $1.00000   $1.00000   $1.00000   $1.00000  $1.00000   $1.00000   $1.00000   $1.00000

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000's
 omitted)           $1,827,181   $1,468,177   $931,886   $445,600   $470,758   $498,447  $580,052   $413,756   $322,469   $264,728

Ratio of expenses to
 average net assets*     0.70%        0.69%      0.69%      0.69%      0.69%      0.67%     0.61%      0.73%      0.80%      0.81%

Ratio of net
  investment income
  to  average net
  assets                 4.96%        5.02%      5.17%      3.12%      2.67%      4.05%     6.48%      7.80%      8.39%      6.48%

Total return              5.05%        5.16%      5.30%      3.18%      2.70%      4.13%     6.81%      8.04%      8.66%      6.62%

Note: If certain agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment
  income per share    $0.04697     $0.04766   $0.04895   $0.02840   $0.02381   $0.03753  $0.06025   $0.07466   $0.08195   $0.06323

RATIOS:

Expenses to average
  net assets*             0.95%        0.96%      0.97%      0.99%      0.98%      0.93%     0.94%      0.97%      0.96%      0.97%
Net investment
  income to average
  net assets              4.71%        4.75%      4.89%      2.82%      2.38%      3.79%     5.91%      7.48%      8.23%      6.32%

*Includes the Fund's share of Cash Reserves Portfolio's allocated expenses after May 4, 1990 (date of the Fund's investment of all of its assets in the Portfolio).

                       CITIFUNDS U.S. TREASURY RESERVES
                             FINANCIAL HIGHLIGHTS



                                                                                EIGHT MONTHS
                                                                                     ENDED             YEAR EBDED
                                YEAR ENDED AUGUST 31,                              AUGUST 31,          DECENBER 31,
                         1997           1996           1995           1994          1993***        1992           1991+
---------------------------------------------------------------------------------------------------------------------------

Net Asset Value,
 beginning of period   $1.00000       $1.00000       $1.00000       $1.00000       $1.00000       $1.00000       $1.00000
Net investment income   0.04547        0.04602        0.04751        0.02837        0.01662        0.03117        0.03411

Less dividends from
 net investment
 income                (0.04547)      (0.04602       (0.04751)      (0.02837)      (0.01662)      (0.03117)      (0.03411)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 end of period         $1.00000       $1.00000       $1.00000       $1.00000       $1.00000       $1.00000       $1.00000
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:


Net Assets,
 end of period
 (000's omitted)       $360,717       $317,996       $256,452       $203,400       $249,466       $338,719       $548,722
Ratio of expenses
 to average net
 assets*                   0.70%          0.70%          0.70%          0.70%          0.66%**        0.70%          0.53%**

Ratio of net
 investment income
 to average net
 assets                    4.57%          4.61%          4.77%          2.81%          2.49%**        3.19%          4.89%**

Total return               4.64%          4.70%          4.86%          2.87%          2.53%**        3.16%          3.46%**

Note: If certain agents of the Fund and agents of U.S. Treasury Reserves
Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
 per share             $0.04278       $0.04313       $0.04452       $0.02514       $0.01455       $0.02853       $0.03076

RATIOS:
Expenses to average
 net assets*               0.97%          1.00%          1.00%          1.02%          0.97%**        0.96%          1.02%**

Net investment
 income to average
 net assets                4.30%          4.32%          4.47%          2.49%          2.18%**        2.92%          4.41%**

  *Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
 **Annualized.
***On April 15, 1993, the Fund changed its fiscal year end from December 31 to August 31.

  +For the period from the commencement of operations, May 3, 1991, to December
   31, 1991.

                         CITIFUNDS TAX FREE RESERVES

                             FINANCIAL HIGHLIGHTS

                                                                 YEAR ENDED AUGUST 31,
                       1997         1996        1995       1994       1993       1992      1991       1990       1989       1988
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 beginning of period  $1.00000     $1.00000   $1.00000   $1.00000   $1.00000   $1.00000  $1.00000   $1.00000   $1.00000   $1.00000

Net investment
 income                0.03004      0.02973    0.03197    0.02002    0.02014    0.03125    0.04667    0.05488    0.05604    0.04356

Less dividends from
 net investment
 income               (0.03004)    (0.02973)  (0.03197)  (0.02002)  (0.02014)  (0.03125) (0.04667)  (0.05488)  (0.05604)  (0.04356
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value,
 end of period         $1.00000     $1.00000   $1.00000   $1.00000   $1.00000   $1.00000  $1.00000   $1.00000   $1.00000   $1.00000
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's
  omitted)            $422,483     $371,349   $392,172   $232,333   $227,296   $211,978  $200,002   $151,356   $126,462   $140,886

Ratio of expenses to
  average net
  assets*                 0.65%        0.65%      0.65%      0.65%      0.65%      0.65%     0.65%      0.65%      0.80%      0.81%

Ratio of net
  investment income
  to average net
  assets                  3.01%        2.97%      3.22%      1.99%      2.01%      3.10%     4.62%      5.49%      5.60%      4.35%

Total return              3.05%        3.01%      3.24%      2.02%      2.03%      3.17%     4.77%      5.62%      5.74%      4.43%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:


Net investment
 income per share     $0.02715     $0.02693   $0.02929   $0.01730   $0.01723   $0.02813  $0.04364   $0.05158   $0.05404   $0.04236


RATIOS:

Expenses to average
  net assets*             0.94%        0.93%      0.92%      0.92%      0.94%      0.97%     0.95%      0.98%      1.00%      0.93%

Net investment
 income to average
 net assets               2.72%        2.69%      2.95%      1.72%      1.72%      2.79%     4.32%      5.16%      5.40%      4.23%

*Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses.

                    CITIFUNDS CALIFORNIA TAX FREE RESERVES

                             FINANCIAL HIGHLIGHTS

                                   YEAR ENDED AUGUST 31,
                                                   1997        1996         1995         1994         1993         1992+
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period            $1.00000     $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
Net investment income                            0.02899      0.03089      0.03434      0.02288      0.02467      0.01304
Less dividends from net investment income       (0.02899)    (0.03089)    (0.03434)    (0.02288)    (0.02467)    (0.01304)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                  $1.00000     $1.00000     $1.00000     $1.00000     $1.00000     $1.00000
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)       $207,345     $150,557      $51,832      $52,863      $37,808      $16,295
Ratio of expenses to average net assets            0.65%        0.42%        0.30%        0.25%        0.00%        0.00%*
Ratio of net investment income to
 average net assets                                2.91%        3.05%        3.43%        2.30%        2.42%        2.71%*
Total return                                       2.94%        3.13%        3.49%        2.31%        2.50%        2.75%*


Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund and the Administrator had not voluntarily assumed expenses for the periods before August 31, 1996, and the expenses were not reduced for the fees paid indirectly for the years after August 31, 1995, the ratios and net investment income per share would have been as follows:


Net investment income per share                 $0.02630     $0.02481   $0.02513       $0.01423     $0.01121     $0.00279

RATIOS:
Expenses to average net assets                     0.92%        1.01%      1.21%          1.12%        1.32%        2.13%*
Net investment income to
 average net assets                                2.64%        2.45%      2.51%          1.43%        1.10%        0.58%*

*Annualized.

+For the period from the commencement of operations, March 10, 1992, to August 31, 1992.

                   CITIFUNDS CONNECTICUT TAX FREE RESERVES

                             FINANCIAL HIGHLIGHTS


                                                                       YEAR ENDED AUGUST 31,
                                         1997                       1996                      1995                    1994+
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period     $1.00000                   $1.00000                 $1.00000                 $1.00000
Net investment income                     0.02914                    0.03135                  0.03564                  0.01754
Less dividends from net investment
 income                                  (0.02914)                  (0.03135)                (0.03564)                (0.01754)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period           $1.00000                   $1.00000                 $1.00000                 $1.00000
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
 omitted)                                $169,322                   $116,025                  $46,556                  $15,949
Ratio of expenses to average net
 assets                                      0.65%                      0.42%                    0.22%                    0.00%*

Ratio of net investment income to
  average net assets                         2.92%                      3.08%                    3.60%                    2.61%*

Total return                                 2.95%                      3.18%                    3.62%                    1.75%**


Note: If certain agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the Administrator had not voluntarily assumed expenses for the periods before August 31, 1996, and the expenses were not reduced for fees paid indirectly for the years after August
31, 1995, the ratios and net investment income per share would have been as follows:


Net investment income per share          $0.02615                   $0.02504                 $0.02732                 $0.00128

RATIOS:

Expenses to average net assets               0.95%                      1.04%                    1.06%                    2.42%*
Net investment income to average net
 assets                                      2.62%                      2.46%                    2.76%                    0.19%*

 *Annualized.
**Not annualized.

 +For the period from the commencement of operations, December 1, 1993, to August 31, 1994.

                     CITIFUNDS NEW YORK TAX FREE RESERVES

                             FINANCIAL HIGHLIGHTS


                                                                 YEAR ENDED AUGUST 31,
                       1997         1996        1995       1994       1993       1992       1991       1990       1989       1988
------------------------------------------------------------------------------------------------------------------------------------


Net Asset Value,
 beginning of
 period               $1.00000     $1.00000   $1.00000   $1.00000   $1.00000   $1.00000  $1.00000   $1.00000   $1.00000   $1.00000


Net investment
  income               0.02949      0.02936    0.03136    0.01954    0.01858    0.02914   0.04211    0.05187    0.05012    0.03969


Less dividends
 from net
 investment income    (0.02949)    (0.02936)  (0.03136)  (0.01954)  (0.01858)  (0.02914) (0.04211)  (0.05187)  (0.05012)  (0.03969)


-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 end of period        $1.00000     $1.00000   $1.00000   $1.00000   $1.00000   $1.00000  $1.00000   $1.00000   $1.00000   $1.00000
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (000's
  omitted)            $976,959     $941,691   $767,129   $684,687   $607,992   $675,238  $586,720   $622,820   $380,539   $349,677

Ratio of expenses to
  average net assets      0.65%        0.65%      0.65%      0.65%      0.65%      0.65%     0.64%      0.66%      0.80%      0.80%

Ratio of net
  investment income
  to average net
  assets                  2.95%        2.92%      3.15%      1.96%      1.86%      2.88%     4.21%      5.18%      5.09%      3.97%

Total return              2.99%        2.98%      3.18%      1.97%      1.87%      2.94%     4.29%      5.29%      5.17%      4.03%


Note: If agents of the Fund had not voluntarily waived all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios and net investment income per share would have been as follows:


Net investment
 income per share     $0.02739     $0.02725   $0.02917   $0.01715   $0.01628   $0.02691  $0.04001   $0.04947   $0.04914   $0.03889

RATIOS:

Expenses to average
  net assets              0.86%        0.86%      0.87%      0.88%      0.88%      0.87%     0.85%      0.89%      0.90%      0.88%

Net investment
  income to average
  net assets              2.74%        2.71%      2.93%      1.72%      1.63%      2.66%     4.00%      4.94%      4.99%      3.89%

INVESTMENT INFORMATION

INVESTMENT OBJECTIVES: The investment objective of Cash Reserves is to provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

The investment objective of U.S. Treasury Reserves is to provide its shareholders with liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

The investment objectives of Tax Free Reserves are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

The investment objectives of California Tax Free Reserves are to provide its shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity.

The investment objectives of Connecticut Tax Free Reserves are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity.

The investment objectives of New York Tax Free Reserves are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.

The investment objective of each Fund may be changed by its Trustees without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that any Fund will achieve its investment objective.


INVESTMENT POLICIES: Cash Reserves seeks its objective by investing in high quality U.S. dollar-denominated money market instruments. These instruments include short-term obligations of the U.S. Government and repurchase agreements covering these obligations, bank obligations (such as certificates of deposit, bankers' acceptances and fixed time deposits) of U.S. and non-U.S. banks and obligations issued or guaranteed by the governments of Western Europe, Scandinavia, Australia, Japan and Canada. The U.S. Government obligations in which the Fund invests include U.S. Treasury bills, notes and bonds, and instruments issued by U.S. Government agencies or instrumentalities. Some obligations of U.S. Government agencies and instrumentalities are supported by the "full faith and credit" of the United States, others by the right of the issuer to borrow from the U.S. Treasury and others only by the credit of the agency or instrumentality. For more information regarding the Fund's permitted investments and investment practices, see Appendix A -- Permitted Investments and Investment Practices on page 36.

U.S. Treasury Reserves seeks its objective by investing in U.S. Treasury bills, notes and bonds, and instruments issued by U.S. Government agencies or instrumentalities which are supported by the "full faith and credit" of the United States. The Fund will not enter into repurchase agreements. For more information regarding the Fund's permitted investments and investment practices, see Appendix A -- Permitted Investments and Investment Practices on page 36. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves seek their objectives by investing primarily in Municipal Obligations. As a fundamental policy, each of these Funds invests at least 80% of its assets, under normal circumstances, in the following types of Municipal Obligations and in participation interests in these obligations issued by banks, insurance companies or other financial institutions ("Participation Interests"):

  (1) Municipal bonds that at the date of purchase are rated Aa or better by Moody's Investors Service, Inc. ("Moody's") or AA or better by Standard & Poor's Ratings Group ("S&P") or Fitch IBCA, Inc. ("Fitch"), or are unrated but are of comparable quality as determined by the Adviser on the basis of a credit evaluation of the obligor, or of the bank issuing the Participation Interest or guarantee of the bonds, or of any insurance issued in support of the bonds or the Participation Interest;


  (2) Municipal notes that at the date of purchase are rated MIG 2/VMIG 2 or better by Moody's, SP-2 or better by S&P or F-2 or better by Fitch, or are unrated but are of comparable quality as determined by the Adviser; and

  (3) Municipal commercial paper that at the date of purchase is rated Prime-2 or better by Moody's, A-2 or better by S&P or F-2 or better by Fitch, or is unrated but is of comparable quality as determined by the Adviser.

See Appendix A for an explanation of Municipal Obligations and Appendix B for an explanation of ratings of Municipal Obligations.


Under normal circumstances, California Tax Free Reserves invests at least 65% of its assets in Municipal Obligations the interest on which is exempt from both federal and California personal income taxes ("California Municipal Obligations"). California Municipal Obligations include Municipal Obligations of the State of California and its political subdivisions, Puerto Rico, other U.S. territories and their political subdivisions and other qualifying issuers. To the extent that acceptable California Municipal Obligations are not available to the Fund, the Fund may purchase Municipal Obligations issued by issuers in other states. The interest on these securities will be subject to California personal income taxes. Because California Tax Free Reserves invests primarily in California Municipal Obligations, an investment in this Fund may be riskier than an investment in a more diversified money market fund.

Under normal circumstances, Connecticut Tax Free Reserves invests at least 65% of its assets in Municipal Obligations the interest on which is exempt from both federal and Connecticut personal income taxes ("Connecticut Municipal Obligations"). Connecticut Municipal Obligations include Municipal Obligations issued by or on behalf of the State of Connecticut, its political subdivisions and public entities created under Connecticut law, Puerto Rico and other U.S. territories and their political subdivisions and other qualifying issuers. To the extent that acceptable Connecticut Municipal Obligations are not available to the Fund, the Fund may purchase Municipal Obligations issued by issuers in other states. The interest on these securities will be subject to Connecticut personal income taxes. Because Connecticut Tax Free Reserves invests primarily in Connecticut Municipal Obligations, an investment in this Fund may be riskier than an investment in a more diversified money market fund.

Under normal circumstances, New York Tax Free Reserves invests at least 65% of its assets in Municipal Obligations the interest on which is exempt from federal, New York State and New York City personal income taxes ("New York Municipal Obligations"). This Fund is a "triple tax-exempt money market fund." New York Municipal Obligations include Municipal Obligations of the State of New York and its political subdivisions, Puerto Rico and other U.S. territories and their political subdivisions and other qualifying issuers. To the extent that acceptable New York Municipal Obligations are not available to the Fund, the Fund may purchase Municipal Obligations issued by issuers in other states. The interest on these securities will be subject to New York State and New York City personal income taxes. Because New York Tax Free Reserves invests primarily in New York Municipal Obligations, an investment in this Fund may be riskier than an investment in a more diversified money market fund.

Although each of the Tax Free Funds attempts to invest all of its assets in Municipal Obligations, each of these Funds may invest up to 20% of its assets in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks). Any taxable securities in which the Fund invests are of comparable quality to the Municipal Obligations in which it invests.


In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

CERTAIN ADDITIONAL INVESTMENT POLICIES:

$1.00 Net Asset Value. Each Fund employs specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. There can be no assurance, however, that a constant net asset value will be maintained on a continuing basis. See "Net Income and Distributions."


90-day Average Maturity. All of the Funds' investments either mature in 397 days or less from the date of purchase, have a variable rate of interest adjusted no less frequently than every 397 days, or are purchased pursuant to a repurchase agreement which provides for repurchase by the seller within 397 days from the date of purchase (except that U.S. Treasury Reserves does not enter into repurchase agreements). The average maturity of each Fund's investments (on a dollar-weighted basis) is 90 days or less. All of the Funds' investments are "eligible securities" within the meaning of Rule 2a-7 under the 1940 Act, and are determined by the Adviser to present minimal credit risks. Investment in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investment in instruments with a lower quality or a longer term.

Cash Reserves and U.S. Treasury Reserves invest only in "first tier securities." To be a first tier security, a security must be rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser.

Permitted Investments. Uninvested cash reserves may be held temporarily for each Fund pending investment. For more information regarding permitted investments and investment practices, see Appendix A -- Permitted Investments and Investment Practices on page 36. The Funds will not necessarily invest or engage in each of the investments and investment practices in the Appendix but reserve the right to do so.

Investment in Another Investment Company. Each of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves may, in the future, seek its investment objectives by investing all of its investable assets in an open-end management investment company having the same investment objectives and policies and substantially the same investment restrictions as that Fund. This investment would be made only if a Fund's Trustees believe that the aggregate per share expenses of the Fund and such other investment company would be less than or approximately equal to the expenses which the Fund would incur if the assets of the Fund were to continue to be invested directly in portfolio securities. Prior shareholder approval would not be required, except for New York Tax Free Reserves.

Investment Restrictions. The Statements of Additional Information contain a list of specific investment restrictions which govern the investment policies of the Funds including a limitation that each Fund may borrow money from banks in an amount not to exceed 1/3 of the Fund's net assets for extraordinary or emergency purposes (e.g., to meet redemption requests). Except as otherwise indicated, the Funds' investment objectives and policies may be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in the Funds' securities will not be a violation of policy.

Brokerage Transactions. The primary consideration in placing the Funds' securities transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible.


RISK CONSIDERATIONS

The risks of investing in each Fund vary depending upon the nature of the securities held, and the investment practices employed, on its behalf. Certain of these risks are described below.


"Concentration" in Bank Obligations. Cash Reserves invests at least 25% of its assets, and may invest up to 100% of its assets, in bank obligations. This concentration policy is fundamental, and may not be changed without shareholder approval. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations.

Non-U.S. Securities. Investors in Cash Reserves should be aware that investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of Portfolio assets and political or social instability. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Fund.

Non-diversified Status. Each of the Tax Free Funds is a non-diversified mutual fund. This means that these Funds are not subject to any statutory restrictions under the 1940 Act limiting the investment of their assets in one or relatively few issuers (although certain diversification requirements are imposed by the Internal Revenue Code). Since each of these Funds may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the value of shares of these Funds may be more susceptible to any single economic, political or regulatory occurrence than the value of shares of a diversified mutual fund would be. Each Tax Free Fund also may invest 25% or more of its assets in securities the issuers of which are located in the same state or the interest on which is paid from revenues of similar type projects or that are otherwise related in such a way that a single economic, business or political development or change affecting one of the securities would also affect other securities. Investors should consider the greater risk inherent in these policies when compared with a more diversified mutual fund.

"Concentration" in Participation Interests. Each of the Tax Free Funds may invest more than 25% of its assets in Participation Interests in Municipal Obligations which are secured by bank letters of credit or guarantees. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit or guarantee. For additional information concerning variable rate instruments and Participation Interests, see Appendix A.

Investment Practices. Certain of the investment practices employed for the Funds may entail certain risks. See Appendix A -- Permitted Investments and Investment Practices on page 36.

Risks Affecting Investments in State Municipal Obligations. California Tax Free Reserves intends to invest a high proportion of its assets in California Municipal Obligations. Payment of interest and principal of these Municipal Obligations is dependent on the continuing ability of issuers in California and obligors of state, municipal and public authority debt obligations to meet their obligations. Investors in the Fund should consider the greater risks inherent in the Fund's concentration in these obligations when compared with the safety that comes with a less geographically concentrated investment portfolio.

Investors should be aware of special economic factors affecting California before investing in the Fund. While these factors are summarized below, a more detailed description is set forth in the Fund's Statement of Additional Information and the Appendix thereto (see "Investment Objectives, Policies and Restrictions -- Risk Factors Affecting Investment in California Municipal Obligations" in the Statement of Additional Information). The information below and in the Statement of Additional Information is a summary of certain information contained in official statements of issuers of California Municipal Obligations and does not purport to be complete. The Fund is not responsible for the accuracy or timeliness of this information.

The State of California and other issuers of California Municipal Obligations have experienced severe financial difficulties. From 1990-1993, the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in the defense/aerospace industries and military base closures and a major drop in real estate construction. In December, 1994, Orange County, California and its pooled investment funds filed for protection under the federal Bankruptcy Code. Orange County's financial difficulties could continue to adversely affect other issues and issuers of California Municipal Obligations. Since the start of 1994, California's economy has been recovering and growing steadily stronger, to the point where the State's economic growth is outpacing the rest of the nation. After having been downgraded in 1994 as the result of the financial difficulties of the State of California, the credit ratings of certain of the State's obligations have been upgraded by certain rating agencies. There can be no assurance that the State's economic growth will continue or that credit ratings on obligations of the State of California and other California Municipal Obligations will not be downgraded again. Many of the Fund's Municipal Obligations are likely to be obligations of California governmental issuers which rely in whole or in part, directly or indirectly, on real property taxes as a source of revenue.


"Proposition Thirteen" and similar California constitutional and statutory amendments and initiatives in recent years have restricted the ability of California taxing entities to increase real property tax revenues. Other initiative measures approved by California voters in recent years, through limiting various other taxes, have resulted in a substantial reduction in state revenues. Decreased state revenues may result in reductions in allocations of state revenues to local governments.


Connecticut Tax Free Reserves intends to invest a high proportion of its assets in Connecticut Municipal Obligations. Payment of interest and principal of these Municipal Obligations is dependent on the continuing ability of issuers in Connecticut and obligors of state, municipal and public authority debt obligations to meet their obligations. Investors in the Fund should consider the greater risks inherent in the Fund's concentration in these obligations when compared with the safety that comes with a less geographically concentrated investment portfolio.

Investors should be aware of special economic factors affecting Connecticut before investing in the Fund. While these factors are summarized below, a more detailed description is set forth in the Fund's Statement of Additional Information and the Appendix thereto (see "Investment Objectives, Policies and Restrictions -- Risk Factors Affecting Investment in Connecticut Municipal Obligations" in the Statement of Additional Information). The information below and in the Statement of Additional Information is a summary of certain information contained in official statements of issuers of Connecticut Municipal Obligations and does not purport to be complete. The Fund is not responsible for the accuracy or timeliness of this information.

As a result of recurring budgetary problems, certain rating agencies downgraded Connecticut's general obligation bonds in 1990 and 1991. Since that time, certain rating agencies have further downgraded certain of the State's obligations. There can be no assurance that credit ratings on Connecticut Municipal Obligations will not be downgraded again. Many of the Fund's Municipal Obligations are likely to be obligations of Connecticut governmental issuers which rely in whole or in part, directly or indirectly, on real property taxes as a source of revenue.

New York Tax Free Reserves intends to invest a high proportion of its assets in New York Municipal Obligations. Payment of interest and principal of these Municipal Obligations is dependent on the continuing ability of issuers in New York and obligors of state, municipal and public authority debt obligations to meet their obligations. Investors in the Fund should consider the greater risks inherent in the Fund's concentration in these obligations when compared with the safety that comes with a less geographically concentrated investment portfolio.

Investors should be aware of special economic factors affecting New York before investing in the Fund. While these factors are summarized below, a more detailed description is set forth in the Fund's Statement of Additional Information and the Appendix thereto (see "Investment Objectives, Policies and Restrictions -- Risk Factors Affecting Investment in New York Municipal Obligations" in the Statement of Additional Information). The information below and in the Statement of Additional Information is a summary of certain information contained in official statements of issuers of New York Municipal Obligations and does not purport to be complete. The Fund is not responsible for the accuracy or timeliness of this information.

New York State and other issuers of New York Municipal Obligations over the past several years have experienced financial difficulties, which caused the credit ratings of certain of their obligations to be downgraded by certain rating agencies. Although the steady growth that has characterized the New York economy recently continued during the first half of 1997, there can be no assurance that it will continue or that credit ratings on obligations of New York State, New York City and other New York Municipal Obligations will not be downgraded again.

The Adviser believes that by maintaining each Tax Free Fund's investment portfolio in liquid, short-term high quality Municipal Obligations, including Participation Interests and other variable rate instruments that have high quality credit support from banks, insurance companies or other financial institutions, the Funds are somewhat insulated from the credit risks that may exist for long-term Municipal Obligations, including Municipal Obligations of issuers in a single state.

Investors in California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves also should compare the yield available on a portfolio of single state issues with the yield of a more diversified portfolio including other state issues before making an investment decision. For a comparison of yields on Municipal Obligations and taxable securities, see Appendix C.

SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE: Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves do not invest directly in securities. Instead, these Funds invest all of their investable assets in their corresponding Portfolios, which are mutual funds having the same investment objectives and policies as the Funds. The Portfolios, in turn, buy, hold and sell securities in accordance with these objectives and policies. Of course, there can be no assurance that the Funds or the Portfolios will achieve their objectives.


The Trustees of each Fund believe that the aggregate per share expenses of that Fund and its corresponding Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio the Fund could either invest directly in securities in accordance with the investment policies described above or invest in another mutual fund or pooled investment vehicle having the same investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.


Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.


Certain investment restrictions of each Portfolio cannot be changed without approval by the investors in that Portfolio. These policies are described in the Statement of Additional Information. When a Fund is asked to vote on matters concerning its Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will hold a shareholder meeting and vote in accordance with shareholder instructions. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in its Portfolio.

The Portfolios may sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.


Information about other holders of interests in the Portfolios is available from the Funds' distributor, CFBDS (6 St. James Avenue, Boston, MA 02116, (617) 423-1679).


VALUATION OF SHARES


Net asset value per share of each Fund is determined each day the New York Stock Exchange is open for trading (a "Business Day"). This determination is normally made once each day as of 3:00 p.m., Eastern time, for Cash Reserves, and 12:00 noon, Eastern time, for the other Funds by adding the market value of all securities and other assets of a Fund (including, where applicable, its interest in its Portfolio), then subtracting the liabilities charged to the Fund, and then dividing the result by the number of outstanding shares of the Fund. The amortized cost method of valuing portfolio securities is used in order to stabilize the net asset value of shares of each Fund at $1.00; however, there can be no assurance that a Fund's net asset value will always remain at $1.00 per share. The net asset value per share is effective for orders received and accepted by the Distributor prior to its calculation. On days when the financial markets in which the Funds invest close early, each Fund's net asset value is determined as of the close of these markets if such time is earlier than the time at which the net asset value is normally calculated.

The amortized cost method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of a security is higher or lower than the price the Fund would receive if the security were sold.


PURCHASES


Shares of the Funds are offered continuously and may be purchased on any Business Day without a sales load at the shares' net asset value (normally $1.00 per share) next determined after an order is transmitted to and accepted by the Distributor. Shares may be purchased either through a securities broker which has a sales agreement with the Distributor or through a bank or other financial institution which has an agency agreement with the Distributor. Shares of the Funds are being offered exclusively to customers of a Shareholder Servicing Agent (i.e., a financial institution, such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or a securities broker, that has entered into a shareholder servicing agreement concerning a
Fund). Each Fund and the Distributor reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.


While there is no sales load imposed on shares of the Funds, the Distributor receives fees from each Fund pursuant to a Distribution Plan. See "Management -- Distribution Arrangements."

Each shareholder's account is established and maintained by his or her Shareholder Servicing Agent, which will be the shareholder of record of the Fund. Each Shareholder Servicing Agent may offer services to its customers such as pre-authorized or automatic purchase and redemption programs and "sweep" checking programs, and may establish its own terms, conditions and charges with respect to services it offers to its customers. Charges for these services may include fixed annual fees and account maintenance fees. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent.

Shareholder Servicing Agents will not transmit purchase orders to the Distributor until they have received the purchase price in federal or other immediately available funds. If Fund shares are purchased by check, there will be a delay (usually not longer than two business days) in transmitting the purchase order until the check is converted into federal funds.

From time to time the Distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other sources available to it. The Distributor may also make payments for marketing, promotional or related expenses to dealers who engage in marketing efforts on behalf of the Funds. The amounts of these payments will be determined by CFBDS in its sole discretion and may vary among different dealers.

EXCHANGES


Shares of each Fund may be exchanged for shares of certain other mutual funds managed or advised by Citibank that are made available by a shareholder's Shareholder Servicing Agent or service agent, as the case may be, or may be acquired through an exchange of shares of those funds.


Shareholders must place exchange orders through their Shareholder Servicing Agents, and may do so by telephone if their account applications so permit. For more information on telephone transactions see "Redemptions." All exchanges will be effected based on the relative net asset values per share next determined after the exchange order is received by the Distributor. See "Valuation of Shares." Shares of the Funds may be exchanged only after payment in federal funds for the shares has been made.


This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by SEC rules, and is available only in those jurisdictions where such exchanges legally may be made. See the Statements of Additional Information for further details. Before making any exchange, shareholders should contact their Shareholder Servicing Agents to obtain more information and prospectuses of the funds to be acquired through the exchange.


REDEMPTIONS

Fund shares may be redeemed at their net asset value (normally $1.00 per share) next determined after a redemption request in proper form is received by a shareholder's Shareholder Servicing Agent. Shares of each Fund may be redeemed without a sales charge. Shareholders may redeem shares of a Fund only by authorizing their Shareholder Servicing Agents to redeem such shares on their behalf through the Distributor.

Redemptions by Mail. Shareholders may redeem Fund shares by sending written instructions in proper form (as determined by a shareholder's Shareholder Servicing Agent) to their Shareholder Servicing Agents. Shareholders are responsible for ensuring that a request for redemption is in proper form.

Redemptions by Telephone. Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling their Shareholder Servicing Agents. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds and each Shareholder Servicing Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund or the Shareholder Servicing Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.


Payment of Redemptions. The proceeds of a redemption are paid in federal funds normally on the Business Day the redemption is effected, but in any event within seven days. If a shareholder requests redemption of shares which were purchased recently, a Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to ten days. See "Determination of Net Asset Value" in each Statement of Additional Information regarding the Funds' right to pay the redemption price in kind with securities (instead of cash).

Questions about redemption requirements should be referred to the shareholder's Shareholder Servicing Agent. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption price postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted or if an emergency exists.


NET INCOME AND DISTRIBUTIONS


The net income of each Fund is determined each Business Day (and on such other days as is necessary in order to comply with the 1940 Act). This determination is normally made once during each such day as of 3:00 p.m., Eastern time, for Cash Reserves and 12:00 noon, Eastern time, for the other Funds. All or substantially all of each Fund's net income of each Fund is declared as a dividend to shareholders of record at the time of such determination. Shares begin accruing dividends on the day they are purchased, and accrue dividends up to and including the day prior to redemption. Dividends are distributed monthly on or prior to the last Business Day of each month. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), dividends are distributed in the form of full and fractional additional shares of the applicable Fund at the rate of one share of the Fund for each one dollar of dividend income. On days when the financial markets in which the Funds invest close early, each Fund's net income is determined as of the close of these markets if such time is earlier than the time at which the net income is normally calculated.


Since the net income of each Fund is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of each Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in a Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder's account.

Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.


It is expected that each Fund will have a positive net income at the time of each determination thereof. If for any reason a Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.


MANAGEMENT


TRUSTEES AND OFFICERS: Each Fund and each Portfolio is supervised by a Board of Trustees. In each case, a majority of the Trustees are not affiliated with the Adviser. In addition, a majority of the disinterested Trustees of the Funds are different from a majority of the disinterested Trustees of their corresponding Portfolios. More information on the Trustees and officers of the Funds and the Portfolios appears under "Management" in the Statements of Additional Information.


INVESTMENT ADVISER: CITIBANK. Each Fund draws on the strength and experience of Citibank. Citibank offers a wide range of banking and investment services to customers across the United States and throughout the world, and has been managing money since 1822. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. Citibank and its affiliates manage more than $88 billion in assets worldwide. Citibank is a wholly-owned subsidiary of Citicorp.

Citibank manages the assets of each Fund pursuant to separate Investment Advisory Agreements. Subject to policies set by the Trustees, Citibank makes investment decisions for the Funds.


Advisory Fees. For its services under the Investment Advisory Agreements, the Adviser receives investment advisory fees, which are accrued daily and paid monthly, of 0.15% of Cash Reserves' and U.S. Treasury Reserves' average daily net assets and 0.20% of each Tax Free Fund's average daily net assets, in each case on an annualized basis for the Fund's then-current fiscal year. The Adviser has voluntarily agreed to waive a portion of its investment advisory fee.

For the fiscal year ended August 31, 1997, the investment advisory fees paid to Citibank, after waivers, were the following percentages of each Fund's average daily net assets for that fiscal year:

    Cash Reserves .................................................. 0.07%
    U.S. Treasury Reserves ......................................... 0.06%
    Tax Free Reserves .............................................. 0.12%
    California Tax Free Reserves ................................... 0.10%
    Connecticut Tax Free Reserves .................................. 0.09%
    New York Tax Free Reserves ......................................0.12%

Banking Relationships. Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Citibank has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.

Bank Regulatory Matters. The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Funds. Citibank believes that its services under the Investment Advisory Agreements and the activities performed by it or its affiliates as Shareholder Servicing Agents and sub-administrator are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and sub-administrative activities by banks. State laws on this issue may differ from applicable federal law and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the Adviser, sub-administrator or a Shareholder Servicing Agent, the Funds or Portfolios would seek alternative means for obtaining these services. The Funds do not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

ADMINISTRATIVE SERVICES PLANS: The Funds and Portfolios have Administrative Services Plans which provide that the applicable Fund or Portfolio may obtain the services of an administrator, a transfer agent, a custodian, a fund accountant, and, in the case of the Funds, one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under each Fund's Administrative Services Plan, the total of the fees paid to each Fund's Administrator and Shareholder Servicing Agents and the distribution fee paid to the Distributor (other than any fee concerning electronic or other media advertising) may not exceed 0.70% of a Fund's average daily net assets (0.60% for each Tax Free Fund) on an annualized basis for the Fund's then-current fiscal year. Within this overall limitation, individual fees may vary. Under each Portfolio's Administrative Services Plan, fees paid to the Portfolio's Administrator may not exceed 0.05% of the Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year. See "Administrators," "Shareholder Servicing Agents" and "Transfer Agent, Custodian and Fund Accountant."

ADMINISTRATORS: CFBDS provides certain administrative services to the Funds, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, and Signature Financial Group (Cayman) Ltd. ("SFG") provides certain administrative services to Cash Reserves Portfolio, in each case under administrative services agreements. These administrative services include providing general office facilities, supervising the overall administration of the Funds and Portfolios, and providing persons satisfactory to the Boards of Trustees to serve as Trustees and officers of the Funds and Portfolios. These Trustees and officers may be directors, officers or employees of CFBDS, SFG or their affiliates.

For these services, the Administrators receive fees accrued daily and paid monthly of 0.35% of the average daily net assets of each Fund (0.25% for each Tax Free Fund) and 0.05% of the assets of each Portfolio, in each case on an annualized basis for the Fund's or the Portfolio's then-current fiscal year. However, each of the Administrators may voluntarily agree to waive a portion of the fees payable to it.

CFBDS and SFG are wholly-owned subsidiaries of Signature Financial Group, Inc.


SUB-ADMINISTRATOR: Pursuant to sub-administrative services agreements, Citibank performs such sub-administrative duties for the Funds and Portfolios as from time to time are agreed upon by Citibank and CFBDS or SFG. Citibank's compensation as sub-administrator is paid by CFBDS or SFG.

SHAREHOLDER SERVICING AGENTS: The Funds have entered into separate shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent provides shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders. For these services, each Shareholder Servicing Agent receives a fee from each Fund at an annual rate of 0.25% of the average daily net assets of the Fund represented by shares owned by investors for whom such Shareholder Servicing Agent maintains a servicing relationship.

Some Shareholder Servicing Agents may impose certain conditions on their customers in addition to or different from those imposed by the Funds, such as requiring a minimum initial investment or charging their customers a direct fee for their services. Each Shareholder Servicing Agent has agreed to transmit to its customers who are shareholders of a Fund appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to imposition of any transaction fees.


TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT: State Street Bank and Trust Company acts as transfer agent and dividend disbursing agent for each Fund. State Street acts as the custodian of each Fund's and each Portfolio's assets. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the Fund's or Portfolio's Trustees. State Street (or its affiliate State Street Canada, Inc.) also provides fund accounting services to the Funds and the Portfolios and calculates the daily net asset value for the Funds and the Portfolios.

DISTRIBUTION ARRANGEMENTS: CFBDS is the distributor of each Fund's shares and also serves as distributor for other mutual funds managed or advised by Citibank and as a Shareholder Servicing Agent for certain investors. CFBDS receives distribution fees from the Funds pursuant to Distribution Plans adopted in accordance with Rule 12b-1 under the 1940 Act. In those states where CFBDS is not a registered broker-dealer, shares of the Funds are sold through Signature Broker-Dealer Services, Inc., as dealer.

Under the Distribution Plans, the Funds pay the Distributor a fee at an annual rate not to exceed 0.10% of the average daily net assets of each Fund. However, the Distributor has agreed to waive a portion of these fees on a month-to-month basis. The Distribution Plans also permit the Funds to pay the Distributor an additional fee (not to exceed 0.10% of the average daily net assets of the applicable Fund) in anticipation of or as reimbursement for print or electronic media advertising expenses incurred in connection with the sale of the shares. The Funds did not make any payments under this provision during their fiscal years ended August 31, 1997 and do not anticipate doing so during the current fiscal year.

The Distributor uses the distribution fees to offset each Fund's marketing costs, such as preparation of sales literature, advertising, and printing and distributing prospectuses and other shareholder materials to prospective investors. In addition, the Distributor may use the distribution fees to pay costs related to distribution activities, including employee salaries, bonuses and other overhead expenses. The Funds and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to the Distribution Plans and the purposes for which the expenditures were made.

During the period they are in effect, the Distribution Plans and related Distribution Agreements obligate the Funds to pay distribution fees to CFBDS as compensation for its distribution activities, not as reimbursement for specific expenses incurred. Thus, even if CFBDS's expenses exceed its distribution fees for any Fund, the Fund will not be obligated to pay more than those fees and, if CFBDS's expenses are less than such fees, it will retain its full fees and realize a profit. Each Fund will pay the distribution fees to CFBDS until either its Distribution Plan or Distribution Agreement is terminated or not renewed. In that event, CFBDS's expenses in excess of distribution fees received or accrued through the termination date will be CFBDS's sole responsibility and not obligations of the Fund.


TAX MATTERS

This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

Each Fund intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes.

FEDERAL INCOME TAXES: With respect to Cash Reserves and U.S. Treasury Reserves, shareholders are required to pay federal income tax on any dividends and other distributions received. Generally, distributions from a Fund's net investment income and short-term capital gains will be taxed as ordinary income. Distributions from long-term net capital gains will be taxed as such regardless of how long the shares of a Fund have been held. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares. Distributions derived from interest on U.S. Government obligations may be exempt from certain state and local taxes.

With respect to Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves, each Fund expects that most of its net income will be attributable to interest on Municipal Obligations and as a result most of each Fund's dividends to shareholders will be excludable from shareholders' gross income. However, each Fund may invest from time to time in taxable securities, and certain Fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that a Fund may realize short-term or long-term capital gains or losses. Generally, distributions from a Fund's short-term capital gains will be taxed as ordinary income, and distributions from long-term net capital gains will be taxed as such regardless of how long the shares of the Fund have been held. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares.

Fund dividends of tax-exempt income are taken into account in determining the amount of a shareholder's social security and railroad retirement benefits that may be subject to federal income tax. No deduction may be claimed for interest on indebtedness incurred or continued for the purpose of purchasing or carrying Fund shares. Investors who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Fund shares.

Early each year, each Fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year.

The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions paid to shareholders who fail to provide this information or otherwise violate IRS regulations.


STATE AND LOCAL TAXES: Except as noted below, Fund dividends that are excludable from shareholders' gross income for federal income tax purposes may not necessarily be exempt from the income or other tax laws of any state or local taxing authority. Investors should consult their own tax advisers in this regard.

California Tax Free Reserves: Under existing California law, as long as at the end of each quarter of the Fund's fiscal year the Fund continues to qualify for the special federal income tax treatment afforded regulated investment companies and at least 50% of the value of the Fund's assets consists of California Municipal Obligations, shareholders of the Fund will be able to exclude from income, for California personal income tax purposes, dividends received from the Fund which are derived from income (less related expenses) from the California Municipal Obligations of the Fund. These dividends must be designated as such by the Fund by written notice to shareholders within 60 days after the close of that fiscal year.

The foregoing description is a general, abbreviated summary that relates solely to the taxation of shareholders subject to California personal income tax. Accordingly, potential investors, including, in particular, investors who may be subject to California corporate franchise tax or California corporate income tax, should consult with their own tax advisers.

Connecticut Tax Free Reserves: Under existing law, the Fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the Fund to the extent that such distributions are derived from interest on Connecticut Municipal Obligations. Capital-gain dividends derived from Connecticut Municipal Obligations other than obligations of U.S. territories or possessions and their political subdivisions are also free from this tax. Other distributions from the Fund, including exempt-interest dividends attributable to obligations of issuers in other states, other long-term capital gains and all short-term capital gains, will not be exempt from the Connecticut personal income tax. Moreover, distributions by the Fund derived from interest income, other than interest on Connecticut Municipal Obligations, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax.

New York Tax Free Reserves: To the extent that dividends received from the Fund are derived from interest on New York Municipal Obligations, the dividends will also be excluded from the gross income of individual shareholders who are New York residents for New York State and New York City personal income tax purposes. Dividends from the Fund are not excluded in determining New York State or New York City franchise taxes on corporations and financial institutions.

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

PERFORMANCE INFORMATION


Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.


Each Fund may provide its period and average annualized "total rates of return" and U.S. Treasury Reserves and each Tax Free Fund may also provide "tax equivalent total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period. The "tax equivalent total rate of return" refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of a Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of a Fund, the dividends from which may be exempt from federal or state personal income taxes, with the total rates of return of funds the dividends from which are not tax exempt.

Each Fund may provide annualized "yield" and "effective yield" quotations, and U.S. Treasury Reserves and each Tax Free Fund may also provide "tax equivalent yield" quotations. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" refers to the yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of a Fund. The use of a tax equivalent yield allows investors to compare the yield of the Fund, the dividends from which may be exempt from federal or state personal income tax, with yields of funds the dividends from which are not tax exempt. A Fund may also provide yield, effective yield and tax equivalent yield quotations for longer periods.

Of course, any direct fees charged by a shareholder's Shareholder Servicing Agent will reduce that shareholder's net return on his or her investment. See the Statement of Additional Information for more information concerning the calculation of yield and total rate of return quotations for the Funds.


GENERAL INFORMATION


ORGANIZATION: Cash Reserves and U.S. Treasury Reserves are diversified series of CitiFunds Trust III. Prior to January 2, 1998, Cash Reserves and U.S. Treasury Reserves were called Landmark Cash Reserves and Landmark U.S. Treasury Reserves, respectively, and CitiFunds Trust III was called Landmark Funds III. CitiFunds Trust III is a Massachusetts business trust which was organized on June 28, 1985; the Trust also is an open-end management investment company registered under the 1940 Act.


Under the 1940 Act, a diversified series or diversified investment company must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.


Tax Free Reserves is a non-diversified, open-end management investment company which was organized as a Massachusetts business trust on June 21, 1985. The Fund is registered under the 1940 Act. Prior to January 2, 1998, the Fund was called Landmark Tax Free Reserves. The Fund is the successor to the business of The Landmark Funds Tax Free Reserves, Inc., which was incorporated in Maryland in 1983.

California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves are non-diversified series of CitiFunds Multi-State Tax Free Trust. CitiFunds Multi-State Tax Free Trust is a Massachusetts business trust which was organized on August 30, 1985. Prior to January 2, 1998, these Funds were called Landmark California Tax Free Reserves, Landmark Connecticut Tax Free Reserves and Landmark New York Tax Free Reserves, respectively, and CitiFunds Multi-State Tax Free Trust was called Landmark Multi-State Tax Free Funds. CitiFunds Multi-State Tax Free Trust is a non-diversified, open-end management investment company registered under the 1940 Act.


Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.


"CitiFunds" is a service mark of Citicorp.

Each Portfolio is a separate trust organized under the laws of the State of New York. The Declaration of Trust of each Portfolio provides that a Fund and other entities investing in a Portfolio are each liable for all obligations of that Portfolio. However, it is not expected that the liabilities of a Portfolio would ever exceed its assets.

VOTING AND OTHER RIGHTS: Each of CitiFunds Trust III, CitiFunds Multi-State Tax Free Trust and CitiFunds Tax Free Reserves may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares ofr each series have equal voting rights except that, in matters affecting only a particular series or class, only shares of that particular series or class are entitled to vote.


At any meeting of shareholders of a Fund, a Shareholder Servicing Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with instructions it receives for all other shares of which that Shareholder Servicing Agent is the holder of record.


As Massachusetts business trusts, the Trusts are not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in a Fund's or Portfolio's fundamental investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of each Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that Fund.


CERTIFICATES: The Funds' Transfer Agent maintains a share register for shareholders of record, i.e., Shareholder Servicing Agents. Share certificates are not issued.


RETIREMENT PLANS: Investors in Cash Reserves and U.S. Treasury Reserves may be able to establish new accounts in these Funds under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with their Shareholder Servicing Agents and tax and retirement advisers.

EXPENSES: For the fiscal year ended August 31, 1997, total operating expenses of the Funds, after allocating to each applicable Fund its share of its Portfolio's expenses and after giving effect to fee waivers or reimbursements, were as follows: for Cash Reserves, 0.70% of the Fund's average daily net assets for that fiscal year; for U.S. Treasury Reserves, 0.70% of the Fund's average daily net assets for that fiscal year; and for each Tax Free Fund, 0.65% of each Fund's average daily net assets for that fiscal year. All fee waivers and reimbursements are voluntary and may be reduced or terminated at any time.


--------------------------------------------------------------------------------


The separate Statements of Additional Information dated the date hereof contain more detailed information about the Funds, including information related to (i) investment policies and restrictions, (ii) the Trustees, officers, Adviser and Administrators, (iii) securities transactions, (iv) the Funds' shares, including rights and liabilities of shareholders, (v) the method used to calculate performance information and (vi) the determination of net asset value.

No person has been authorized to give any information or make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by rthe Funds or their distributor. This Prospectus does not constitute an offering by the Funds or their distributor in any jurisdiction in which such offering may not lawfully be made.

APPENDIX A

PERMITTED INVESTMENTS AND
INVESTMENT PRACTICES


Repurchase Agreements. Each Fund (other than U.S. Treasury Reserves) may enter into repurchase agreements. Repurchase agreements are transactions in which an institution sells the Fund a security at one price, subject to the Fund's obligation to resell and the selling institution's obligation to repurchase that security at a higher price normally within a seven day period. There may be delays and risks of loss if the seller is unable to meet its obligation to repurchase.

Treasury Receipts. Cash Reserves and U.S. Treasury Reserves may each invest in Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury.

Commercial Paper. Cash Reserves may invest in commercial paper, which is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

Asset-Backed Securities. Cash Reserves may invest in asset-backed securities, which represent fractional interests in underlying pools of assets, such as car installment loans or credit card receivables. The rate of return on asset-backed securities may be affected by prepayment of the underlying loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements and in order to generate additional income, each Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. Such loans must be callable at any time and continuously secured by collateral (cash or U.S. Government securities) in an amount not less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by a Fund would not exceed 33 1/3% of the Fund's net assets.

In the event of the bankruptcy of the other party to a securities loan or a repurchase agreement, a Fund could experience delays in recovering either the securities lent or cash. To the extent that, in the meantime, the value of the securities lent have increased or the value of the securities purchased have decreased, the Fund could experience a loss.

Private Placements and Illiquid Investments. Each Fund may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

Additional Permitted Investments and Investment Practices for the Tax Free
Funds:

Municipal Bonds. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issuance of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

In addition, certain kinds of private activity bonds ("IDBs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. IDBs are, in most cases, revenue bonds. The payment of the principal and interest on IDBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many IDBs may not be readily marketable; however, the IDBs or the participation certificates in IDBs purchased by a Fund will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.


Municipal Notes. There are four major varieties of state and municipal notes:
Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

Variable Rate Instruments and Participation Interests. Variable rate instruments provide for a periodic adjustment in the interest rate paid on the instrument and usually permit the holder to receive payment of principal and accrued interest upon a specified number of day's notice. Variable rate instruments in which a Fund may invest include participation interests in Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organization ("Participation Interests"). A variable rate instrument or a Participation Interest may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank, or an insurance policy of an insurance company. See "Stand-by Commitments." Purchase of a Participation Interest may involve the risk that the Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation. If interest rates rise or fall, the rates payable on variable rate instruments will generally be readjusted. As a result variable rate instruments do not offer the same opportunity for capital appreciation or loss as fixed rate instruments.

Stand-by Commitments. When a Fund purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. A Fund also may acquire stand-by commitments from broker-dealers. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option with respect to a particular Municipal Obligation. Each Fund intends to acquire stand-by commitments solely to facilitate liquidity. Stand-by commitments are subject to certain risks, which include the ability of the issuer of the commitment to pay for the Municipal Obligations at the time the commitment is exercised, the fact that the commitment is not marketable, and that the maturity of the underlying security will generally be different from that of the commitment.

"When-Issued" Securities. In order to ensure the availability of suitable securities, a Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. Under normal circumstances, the Fund takes delivery of the securities. In general, the purchaser does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Fund establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Fund's commitments to purchase "when-issued" securities. An increase in the percentage of a Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

APPENDIX B


RATINGS OF MUNICIPAL OBLIGATIONS*


The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch IBCA, Inc. represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.


DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
TWO HIGHEST LONG-TERM DEBT RATINGS:


Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Note: Those bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:


Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"). Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features. Symbols used are as follows:

MIG 1/VMIG 1 -- This designation denotes best quality. There is presently strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.


----------
*As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
TWO HIGHEST SHORT-TERM DEBT RATINGS:

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year.


Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S
TWO HIGHEST LONG-TERM DEBT RATINGS:

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.


AA -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial obligations is very strong.

Plus (+) or Minus (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:


A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:


  -- Amortization schedule -- the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

  -- Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.


Note rating symbols and definitions are as follows:

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S
TWO HIGHEST COMMERCIAL PAPER RATINGS:

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 -- A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 -- A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S
RATINGS OF TAX-EXEMPT DEMAND BONDS:


Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").


DESCRIPTION OF FITCH IBCA, INC.'S
TWO HIGHEST INTERNATIONAL LONG-TERM CREDIT RATINGS:

When assigning ratings, Fitch IBCA considers the historical and prospective financial condition, quality of management, and the operating performance of the issuer and of any quarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.


Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/F1+". The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

AAA -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Plus (+) or Minus (-): "+" or "-" may be appended to a rating of "AA" to denote relative status within the rating category.

DESCRIPTION OF FITCH IBCA, INC.'S
TWO HIGHEST INTERNATIONAL SHORT-TERM CREDIT RATINGS:

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1 -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" denote any exceptionally strong credit feature.

F-2 -- Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

APPENDIX C


TAXABLE EQUIVALENT YIELD TABLES

RATES FOR 1997 UNDER FEDERAL PERSONAL INCOME TAX LAW

The table below shows the approximate taxable bond yields which are equivalent to tax-exempt bond yields under 1997 federal personal income tax laws. SUCH YIELDS MAY DIFFER UNDER THE LAWS APPLICABLE TO SUBSEQUENT YEARS IF THE EFFECT OF ANY SUCH LAW IS TO CHANGE ANY TAX BRACKET OR THE AMOUNT OF TAXABLE INCOME WHICH IS APPLICABLE TO A TAX BRACKET. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file joint returns and for investors who file individual returns. While it is expected that a substantial portion of the dividends paid to shareholders of the Fund will be exempt from federal personal income taxes, portions of such dividends from time to time may be subject to federal income taxes.


                                FEDERAL TABLE

              TAXABLE INCOME*                                               FEDERAL TAX-EXEMPT YIELD
---------------------------------------------------------------------------------------------------------------------------------
                                             INCOME
                                              TAX
   SINGLE RETURN          JOINT RETURN      BRACKET    2.00%   2.50%   3.00%   3.50%   4.00%   4.50%  5.00%  5.50%  6.00%   6.50%
             BUT                   BUT
  OVER     NOT OVER     OVER     NOT OVER                                  EQUIVALENT TAXABLE YIELD


$      0   $ 24,650   $      0   $ 41,200    15.00%    2.35%   2.94%   3.53%   4.12%   4.71%   5.29%  5.88%  6.47%  7.06%   7.65%
$ 24,650   $ 59,750   $ 41,200   $ 99,600    28.00%    2.78%   3.47%   4.17%   4.86%   5.56%   6.25%  6.94%  7.64%  8.33%   9.03%
$ 59,750   $124,650   $ 99,600   $151,750    31.00%    2.90%   3.62%   4.35%   5.07%   5.80%   6.52%  7.25%  7.97%  8.70%   9.42%
$124,650   $271,050   $151,750   $271,050    36.00%    3.13%   3.91%   4.69%   5.47%   6.25%   7.03%  7.81%  8.59%  9.38%  10.16%
271,051               $271,051               39.60%    3.31%   4.14%   4.97%   5.79%   6.62%   7.45%  8.28%  9.11%  9.93%  10.76%

 *Net amount subject to federal income tax after deductions and exemptions.

CITIFUNDS CALIFORNIA TAX FREE RESERVES

RATES FOR 1997 UNDER FEDERAL AND CALIFORNIA PERSONAL INCOME TAX LAWS

The table below shows the approximate taxable bond yields which are equivalent to tax-exempt bond yields under 1997 federal and California personal income tax laws. SUCH YIELDS MAY DIFFER UNDER THE LAWS APPLICABLE TO SUBSEQUENT YEARS IF THE EFFECT OF ANY SUCH LAW IS TO CHANGE ANY TAX BRACKET OR THE AMOUNT OF TAXABLE INCOME WHICH IS APPLICABLE TO A TAX BRACKET. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file joint returns and for investors who file individual returns. While it is expected that a substantial portion of the dividends paid to shareholders of the Fund will be exempt from federal and California personal income taxes, portions of such dividends from time to time may be subject to federal income taxes and/or California personal income taxes.

                      FEDERAL AND CALIFORNIA STATE TABLE

              TAXABLE INCOME*                                                   TAX-EXEMPT YIELD
------------------------------------------------------------------------------------------------------------------------------------
                                             INCOME
                                               TAX
    SINGLE RETURN          JOINT RETURN      BRACKET**   2.00%   2.50%   3.00%   3.50%  4.00%  4.50%  5.00%   5.50%   6.00%   6.50%
               BUT                   BUT
   OVER     NOT OVER     OVER     NOT OVER                              EQUIVALENT TAXABLE YIELD

 $      0   $ 24,650                           17.81%    2.43%   3.04%   3.65%   4.26%  4.87%  5.48%  6.08%   6.69%   7.30%   7.91%
                       $      0   $ 41,200     17.36%    2.42%   3.03%   3.63%   4.24%  4.84%  5.45%  6.05%   6.66%   7.26%   7.87%
 $ 24,650   $ 59,750                           34.42%    3.05%   3.81%   4.57%   5.34%  6.10%  6.86%  7.62%   8.39%   9.15%   9.91%
                       $ 41,200   $ 99,600     34.03%    3.03%   3.79%   4.55%   5.31%  6.06%  6.82%  7.58%   8.34%   9.10%   9.85%
 $ 59,750   $124,650                           37.42%    3.20%   3.99%   4.79%   5.59%  6.39%  7.19%  7.99%   8.79%   9.59%  10.39%
                       $ 99,600   $151,750     37.42%    3.20%   3.99%   4.79%   5.59%  6.39%  7.19%  7.99%   8.79%   9.59%  10.39%
 $124,650   $271,050                           41.95%    3.45%   4.31%   5.17%   6.03%  6.89%  7.75%  8.61%   9.47%  10.34%  11.20%
                       $151,750   $271,050     41.95%    3.45%   4.31%   5.17%   6.03%  6.89%  7.75%  8.61%   9.47%  10.34%  11.20%
 $271,051              $271,051                45.22%    3.65%   4.56%   5.48%   6.39%  7.30%  8.21%  9.13%  10.04%  10.95%  11.87%

 *Net amount subject to federal and California personal income tax after deductions and exemptions.

**Effective combined federal and state tax bracket. State tax rate based on the average state rate for the federal tax bracket. Combined Federal and California rate assumes itemization of state tax deduction.

CITIFUNDS CONNECTICUT TAX FREE RESERVES

RATES FOR 1997 UNDER FEDERAL AND CONNECTICUT PERSONAL INCOME TAX LAWS

The table below shows the approximate taxable bond yields which are equivalent to tax-exempt bond yields under 1997 federal and Connecticut personal income tax laws. SUCH YIELDS MAY DIFFER UNDER THE LAWS APPLICABLE TO SUBSEQUENT YEARS IF THE EFFECT OF ANY SUCH LAW IS TO CHANGE ANY TAX BRACKET OR THE AMOUNT OF TAXABLE INCOME WHICH IS APPLICABLE TO A TAX BRACKET. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file joint returns and for investors who file individual returns. While it is expected that a substantial portion of the dividends paid to shareholders of the Fund will be exempt from federal and Connecticut personal income taxes, portions of such dividends from time to time may be subject to federal income taxes and/or Connecticut personal income taxes.

                        FEDERAL AND CONNECTICUT TABLE

              TAXABLE INCOME*                                                   TAX-EXEMPT YIELD
------------------------------------------------------------------------------------------------------------------------------------
                                               INCOME
                                                TAX
    SINGLE RETURN          JOINT RETURN      BRACKET**   2.00%   2.50%   3.00%   3.50%  4.00%  4.50%  5.00%  5.50%    6.00%   6.50%
               BUT                   BUT
   OVER     NOT OVER     OVER     NOT OVER                                  EQUIVALENT TAXABLE YIELD

 $      0   $ 24,650                           18.59%    2.46%   3.07%   3.69%   4.30%  4.91%  5.53%  6.14%  6.76%    7.37%   7.98%
                       $      0   $ 41,200     18.55%    2.46%   3.07%   3.68%   4.30%  4.91%  5.52%  6.14%  6.75%    7.37%   7.98%
 $ 24,650   $ 59,750   $ 41,200   $ 96,600     31.24%    2.91%   3.64%   4.36%   5.09%  5.82%  6.54%  7.27%  8.00%    8.73%   9.45%
 $ 59,750   $124,650   $ 99,600   $151,750     34.11%    3.04%   3.79%   4.55%   5.31%  6.07%  6.83%  7.59%  8.35%    9.11%   9.86%
 $124,650   $271,050   $151,750   $271,050     38.88%    3.27%   4.09%   4.91%   5.73%  6.54%  7.36%  8.18%  9.00%    9.82%  10.63%
 $271,051              $271,051                42.32%    3.47%   4.33%   5.20%   6.07%  6.93%  7.80%  8.67%  9.54%   10.40%  11.27%

 *Net amount subject to federal and Connecticut personal income tax after deductions and exemptions.

**Effective combined federal and state tax bracket. State tax rate based on the average state rate for the federal tax bracket. Combined Federal and Connecticut rate assumes itemization of state tax deduction.

CITIFUNDS NEW YORK TAX FREE RESERVES

RATES FOR 1997 UNDER FEDERAL AND NEW YORK PERSONAL INCOME TAX LAWS

The tables below show the approximate taxable bond yields which are equivalent to tax-exempt bond yields under 1997 federal and New York personal income tax laws. SUCH YIELDS MAY DIFFER UNDER THE LAWS APPLICABLE TO SUBSEQUENT YEARS IF THE EFFECT OF ANY SUCH LAW IS TO CHANGE ANY TAX BRACKET OR THE AMOUNT OF TAXABLE INCOME WHICH IS APPLICABLE TO A TAX BRACKET. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file joint returns and for investors who file individual returns. While it is expected that a substantial portion of the dividends paid to shareholders of the Fund will be exempt from federal, New York State and New York City personal income taxes, portions of such dividends from time to time may be subject to federal income taxes and/or New York State and New York City personal income taxes.

                       FEDERAL AND NEW YORK STATE TABLE

              TAXABLE INCOME*                                                   TAX-EXEMPT YIELD
-----------------------------------------------------------------------------------------------------------------------------------
                                               INCOME
                                                TAX
    SINGLE RETURN          JOINT RETURN      BRACKET**   2.00%   2.50%   3.00%   3.50%  4.00%  4.50%  5.00%  5.50%    6.00%   6.50%
               BUT                   BUT
   OVER     NOT OVER     OVER     NOT OVER                              EQUIVALENT TAXABLE YIELD

 $      0   $ 24,650                           19.45%    2.48%   3.10%   3.72%   4.35%  4.97%  5.59%  6.21%  6.83%    7.45%   8.07%
                       $      0   $ 41,200     19.18%    2.47%   3.09%   3.71%   4.33%  4.95%  5.57%  6.19%  6.81%    7.42%   8.04%
 $ 24,650   $ 59,750                           32.93%    2.98%   3.73%   4.47%   5.22%  5.96%  6.71%  7.45%  8.20%    8.95%   9.69%
                       $ 41,200   $ 99,600     32.93%    2.98%   3.73%   4.47%   5.22%  5.96%  6.71%  7.45%  8.20%    8.95%   9.69%
 $ 59,750   $124,650                           35.73%    3.11%   3.89%   4.67%   5.45%  6.22%  7.00%  7.78%  8.56%    9.34%  10.11%
                       $ 99,600   $151,750     35.73%    3.11%   3.89%   4.67%   5.45%  6.22%  7.00%  7.78%  8.56%    9.34%  10.11%
 $124,650   $271,050   $151,750   $271,050     40.38%    3.35%   4.19%   5.03%   5.87%  6.71%  7.55%  8.39%  9.23%   10.06%  10.90%
 $271,051              $271,051                43.74%    3.55%   4.44%   5.33%   6.22%  7.11%  8.00%  8.89%  9.78%   10.66%  11.55%

 *Net amount subject to federal and New York personal income tax after deductions and exemptions.

**Effective combined federal and state tax bracket. State tax rate based on the average state rate for the federal income tax bracket and 1997 State Tax rates.

               FEDERAL, NEW YORK STATE AND NEW YORK CITY TABLE

              TAXABLE INCOME*                                               TAX-EXEMPT YIELD
------------------------------------------------------------------------------------------------------------------------------------
                                               INCOME
                                                TAX
    SINGLE RETURN          JOINT RETURN      BRACKET**   2.00%   2.50%   3.00%   3.50%  4.00%  4.50%  5.00%   5.50%   6.00%   6.50%
               BUT                   BUT
   OVER     NOT OVER     OVER     NOT OVER                                  EQUIVALENT TAXABLE YIELD

 $      0   $ 24,650                           22.71%    2.59%   3.23%   3.88%   4.53%  5.18%  5.82%  6.47%   7.12%   7.76%   8.41%
                       $      0   $ 41,200     22.41%    2.58%   3.22%   3.87%   4.51%  5.16%  5.80%  6.44%   7.09%   7.73%   8.38%
 $ 24,650   $ 59,750                           36.11%    3.13%   3.91%   4.70%   5.48%  6.26%  7.04%  7.83%   8.61%   9.39%  10.17%
                       $ 41,200   $ 99,600     36.11%    3.13%   3.91%   4.70%   5.48%  6.26%  7.04%  7.83%   8.61%   9.39%  10.17%
 $ 59,750   $124,650                           38.80%    3.27%   4.08%   4.90%   5.72%  6.54%  7.35%  8.17%   8.99%   9.80%  10.62%
                       $ 99,600   $151,750     38.80%    3.27%   4.08%   4.90%   5.72%  6.54%  7.35%  8.17%   8.99%   9.80%  10.62%
 $124,650   $271,050   $151,750   $271,050     43.24%    3.52%   4.40%   5.29%   6.17%  7.05%  7.93%  8.81%   9.69%  10.57%  11.45%
 $271,051              $271,051                46.43%    3.73%   4.67%   5.60%   6.53%  7.47%  8.40%  9.33%  10.27%  11.20%  12.13%

 *Net amount subject to federal and New York State personal income tax after deductions and exemptions.
**Effective combined federal, state, and city tax bracket. State tax rate based on the average rate for the federal income tax bracket and 1997 State tax rates including surcharges.

CFCP/RET 198                   [RECYCLE LOGO] Printed on recycled paper

                                                                    Statement of
                                                          Additional Information
                                                                 January 2, 1998

CITIFUNDSSM CASH RESERVES
CITIFUNDSSM U.S. TREASURY RESERVES
(Members of the  CitiFunds (SM) Family of Funds)

    CitiFunds(SM) Cash Reserves ("Cash Reserves") and CitiFunds(SM) U.S. Treasury Reserves ("U.S. Treasury Reserves" and together with Cash Reserves, the "Funds") are each separate series of CitiFunds Trust III (the "Trust"). The address and telephone number of the Trust are 6 St. James Avenue, Boston, Massachusetts 02116, (617) 423-1679. The Trust invests all of the investable assets of Cash Reserves and U.S. Treasury Reserves in, respectively, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio (the "Portfolios"). The address of Cash Reserves Portfolio is Elizabethan Square, George Town, Grand Cayman, British West Indies. The address and telephone number of U.S. Treasury Reserves Portfolio are 6 St. James Avenue, Boston, Massachusetts 02116, (617) 423-1679.


    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                         PAGE


1. The Funds .............................................................   2
2. Investment Objectives, Policies and Restrictions ......................   2
3. Performance Information ...............................................   9
4. Determination of Net Asset Value ......................................  10
5. Management ............................................................  11
6. Portfolio Transactions ................................................  17
7. Description of Shares, Voting Rights and Liabilities ..................  17
8. Certain Additional Tax Matters ........................................  19
9. Independent Accountants and Financial Statements ......................  19

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Funds' Prospectus, dated January 2, 1998. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Funds' Distributor (see back cover for address and phone number).


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1.  THE FUNDS


    The Trust is a no-load, diversified, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 28, 1985 and is the successor to the business of The Landmark Funds Cash Reserves, Inc., which was incorporated under the laws of the State of Maryland in 1984. Prior to January 2, 1998, the Trust was called Landmark Funds III.All references in this Statement of Additional Information to the Trust's activities are intended to include those of the Trust and its predecessor, unless the context indicates otherwise. Shares of the Trust are divided into two separate series, CitiFunds Cash Reserves and CitiFunds U.S. Treasury Reserves, which are described in this Statement of Additional Information. Prior to January 2, 1998, Cash Reserves and U.S. Treasury Reserves were called Landmark Cash Reserves and Landmark U.S. Treasury Reserves, respectively. References in this Statement of Additional Information to the Prospectus are to the Prospectus, dated January 2, 1998, of the Funds by which shares of the Funds are offered.


    Each of the Funds is a type of mutual fund commonly referred to as a "money market fund." The net asset value of each of the Funds' shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

    The Trust seeks the investment objectives of the Funds by investing all the investable assets of Cash Reserves and U.S. Treasury Reserves in, respectively, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. Each of the Portfolios is a diversified open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund.

    Citibank, N.A. ("Citibank" or the "Adviser") is the investment adviser to each of the Portfolios. The Adviser manages the investments of each Portfolio from day to day in accordance with the investment objectives and policies of that Portfolio. The selection of investments for each Portfolio, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces.


    CFBDS, Inc. ("CFBDS" or the "Administrator") supervises the overall administration of the Trust and U.S. Treasury Reserves Portfolio. Signature Financial Group (Cayman) Ltd., ("SFG") supervises the overall administration of Cash Reserves Portfolio. The Boards of Trustees of the Trust and the Portfolios provide broad supervision over the affairs of the Trust and of the Portfolios, respectively. Shares of each Fund are continuously sold by CFBDS, the Funds' distributor (the "Distributor"), only to investors who are customers of a financial institution, such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or a securities broker, that has entered into a shareholder servicing agreement with the Trust with respect to that Fund (collectively, "Shareholder Servicing Agents"). Although shares of the Funds are sold without a sales load, CFBDS may receive fees from the Funds pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").


             2.  INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
                            INVESTMENT OBJECTIVES

    The investment objectives of CASH RESERVES are to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

    The investment objectives of U.S. TREASURY RESERVES are to provide shareholders of the Fund with liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.


    The investment objectives of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that either Fund will achieve its investment objectives.


                             INVESTMENT POLICIES

    The Trust seeks the investment objectives of the Funds by investing all of the investable assets of Cash Reserves and U.S. Treasury Reserves in, respectively, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, each of which has the same investment objectives and policies as its corresponding Fund. The Prospectus contains a discussion of the various types of securities in which each Portfolio may invest and the risks involved in such investments. The following supplements the information contained in the Prospectus concerning the investment objectives, policies and techniques of each Fund and each Portfolio. Since the investment characteristics of each Fund will correspond directly to those of the Portfolio in which it invests, the following is a supplementary discussion with respect to each Portfolio.

    The Trust may withdraw the investment of either Fund from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below with respect to its corresponding Portfolio. Except for the concentration policy of Cash Reserves with respect to bank obligations described in paragraph (1) below, which is fundamental and may not be changed without the approval of Cash Reserves' shareholders, the approval of a Fund's shareholders would not be required to change any of that Fund's investment policies. Likewise, except for the concentration policy of Cash Reserves Portfolio with respect to bank obligations described in paragraph (1) below, which is fundamental and may not be changed without the approval of Cash Reserves Portfolio's investors, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of that Portfolio's investment policies discussed below, including those concerning securities transactions.

                           CASH RESERVES PORTFOLIO


    Cash Reserves Portfolio seeks its investment objectives through investments limited to the following types of high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "high quality" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser) and are determined by the Adviser to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Under the 1940 Act, Cash Reserves and Cash Reserves Portfolio are each classified as "diversified," although in the case of Cash Reserves, all of its investable assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.


        (1) Bank obligations -- Cash Reserves Portfolio invests at least 25% of its investable assets, and may invest up to 100% of its assets, in bank obligations. These obligations include, but are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits. Cash Reserves Portfolio limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. Government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), through either the Bank Insurance Fund or the Savings Association Insurance Fund, having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. This concentration policy is fundamental and may not be changed without the approval of the investors in Cash Reserves Portfolio.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

        Cash Reserves Portfolio limits its investments in non-U.S. bank obligations (i.e., obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets;
    (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland), Scandinavia (Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of the Adviser or an affiliate of the Adviser.

        Since Cash Reserves Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in Cash Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations Cash Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.


        (2) Obligations of, or guaranteed by, non-U.S. governments. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland), Scandinavia (Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph (1) above in connection with the purchase of non-U.S. bank obligations.

        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Adviser, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's.

        (4) Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities which may have maturities in excess of 397 days. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Portfolio's custodian either physically or in book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. If the vendor of a repurchase agreement becomes bankrupt, Cash Reserves Portfolio might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. The Portfolio may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The Portfolio will not enter into any repurchase agreements with the Adviser or an affiliate of the Adviser. The restrictions and procedures described above which govern the Portfolio's investment in repurchase agreements are designed to minimize the Portfolio's risk of losses in making those investments.

        (6) Asset-backed securities, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities that may be developed in the future. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. (See "Asset-Backed Securities.")

    Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments.

ASSET-BACKED SECURITIES


    As set forth above, Cash Reserves Portfolio may purchase asset-backed securities that represent fractional interests in pools of retail installment loans, both secured (such as CARS) and unsecured, or leases or revolving credit receivables, both secured and unsecured (such as CARDS). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.


    Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities that may be developed in the future.


                       U.S. TREASURY RESERVES PORTFOLIO

    U.S. Treasury Reserves Portfolio seeks its investment objectives by investing in obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, each of the Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides a Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Portfolio a fee for use of the borrowed securities. The Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Portfolio could suffer loss if the borrower terminates the loan and the Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Adviser determines to make loans, it is not intended that the value of the securities loaned by a Portfolio would exceed 33 1/3 the value of its net assets.

                           INVESTMENT RESTRICTIONS


    The Trust, on behalf of the Funds, and the Portfolios have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the applicable Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or Portfolio are present or represented by proxy, or
(ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. Whenever the Trust is requested to vote on a change in the investment restrictions of a Portfolio (or, in the case of Cash Reserves Portfolio, its concentration policy described in paragraph (1) under "Investment Policies"), the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by the shareholders. Each Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Funds who do not vote will have no effect on the outcome of these matters.

CASH RESERVES

    The Trust, on behalf of Cash Reserves, may not:


        (1) Invest in equity securities (e.g., common stock, preferred stock, options, warrants, puts, calls), voting securities, restricted securities, corporate debt securities (e.g., bonds, debentures) other than those bank securities and commercial paper referred to under "Investment Policies," local or state government securities (e.g., municipal bonds, state bonds), commodities or commodity contracts, real estate, or securities of other investment companies, except that the Trust may invest all or a portion of the Fund's assets in a diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. The Trust, on behalf of the Fund, will not sell securities short, write put or call options, engage in underwriting, or invest in companies for the purpose of exercising control. The Trust, on behalf of the Fund, will not make loans to other persons except that it may acquire debt securities as discussed under "Investment Policies;'"

        (2) Purchase securities or obligations of any one issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities and repurchase agreements covering such securities) if immediately after such purchase more than 5% of the value of its assets would be invested in that issuer except that the Trust may invest all or a portion of the Fund's assets in a diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

        (3) Borrow money except from banks as a temporary measure for extraordinary or emergency purposes (not for leveraging) or in order to meet unexpectedly heavy redemption requests in an amount not exceeding 15% of the value of the Fund's assets and will not purchase any securities at any time when the Fund's total outstanding borrowings from banks exceed 5% of the Fund's gross assets. The Trust, on behalf of the Fund, will not pledge its assets except to secure borrowings. While the Trust, on behalf of the Fund, may borrow from its Custodian for the foregoing purposes, any borrowing from the Custodian will be on terms no less favorable to the Fund than those offered by the Custodian to comparable borrowers and on terms which the Trust believes are not less favorable than those readily obtainable elsewhere;

        (4) Concentrate the Fund's investments in any particular industry, but if it is deemed appropriate to the achievement of the Fund's investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry, provided that, if the Trust withdraws the Fund's investment from an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund, it will invest at least 25%, and may invest up to 100%, of the assets of the Fund in bank obligations; and provided, further, that nothing in this Investment Restriction is intended to affect the Trust's ability to invest 100% of the Fund's assets in a diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;


        (5) There is no limitation on investing in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or repurchase agreements covering those securities, except that the Trust, on behalf of the Fund, will not acquire securities that are not readily marketable or repurchase agreements calling for resale within more than 7 days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities. The Trust, on behalf of the Fund, may not invest in fixed time deposits maturing in more than seven calendar days, and fixed time deposits maturing from two business days through seven calendar days may not exceed 10% of the Fund's net assets.

    Cash Reserves Portfolio may not:


        (1) borrow money, except that as a temporary measure for extraordinary or emergency purposes the Portfolio may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Portfolio, including the amount borrowed (moreover, the Portfolio may not purchase any securities at any time at which borrowings exceed 5% of its total assets (taken at market value))(it is intended that the Portfolio would borrow money only from banks and only to accommodate requests for the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities);


        (2) purchase any security or evidence of interest therein on margin, except that the Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities;

        (3) underwrite securities issued by other persons, except insofar as the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;


        (4) make loans to other persons except (a) through the lending of securities held by the Portfolio, but not in excess of 33 1/3% of the Portfolio's net assets, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this paragraph 4 the purchase of short term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;


        (5) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Portfolio reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Portfolio);

        (6) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of the assets of the Portfolio (taken at market value at the time of each investment) may be invested in any one industry, except that the Portfolio will invest at least 25% of its assets and may invest up to 100% of its assets in bank obligations; or

        (7) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above.

U.S. TREASURY RESERVES

    Neither the Trust, on behalf of U.S. Treasury Reserves, nor U.S. Treasury Portfolio may:


        (1) borrow money, except that as a temporary measure for extraordinary or emergency purposes either the Trust or the Portfolio may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund or the Portfolio, respectively, including the amount borrowed (moreover, neither the Trust (on behalf of the Fund) nor the Portfolio may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or the Portfolio, respectively (taken in each case at market value)) (it is intended that the Fund and the Portfolio would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund or the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities);


        (2) purchase any security or evidence of interest therein on margin, except that either the Trust, on behalf of the Fund, or the Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities;

        (3) underwrite securities issued by other persons, except that all the assets of the Fund may be invested in the Portfolio and except insofar as either the Trust or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;


        (4) make loans to other persons except (a) through the lending of securities held by either the Fund or the Portfolio, but not in excess of 33 1/3% of the Fund's or the Portfolio's net assets, as the case may be, (b) through the use of repurchase agreements or the purchase of short term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this paragraph 4 the purchase of a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan;


        (5) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Fund and the Portfolio reserve the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio);

        (6) concentrate its investments in any particular industry; provided, that nothing in this Investment Restriction is intended to affect the ability to invest 100% of the Fund's assets in the Portfolio; or

        (7) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above.


    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a Portfolio or a later change in the rating of a security held by a Fund or a Portfolio is not considered a violation of policy.


                         3.  PERFORMANCE INFORMATION

    Any current yield quotation of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of the Fund's investment in the Portfolio or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation of a Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    Any tax equivalent yield quotation of a Fund is calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt.

    A total rate of return quotation for a Fund is calculated for any period by
(a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.


    Set forth below is total rate of return information, assuming that dividends and capital gains distributions, if any, were reinvested, for each Fund for the periods indicated, at the beginning of which periods no sales charges were applicable to purchases of shares of the Funds.

[CAPTION]
                                                          REDEEMABLE VALUE
                                        ANNUALIZED       OF A HYPOTHETICAL
                                          TOTAL          $1,000 INVESTMENT
PERIOD                                RATE OF RETURN  AT THE END OF THE PERIOD
------                                --------------  ------------------------
CASH RESERVES

Ten years ended August 31, 1997 .....     5.55%              $1,715.99
Five years ended August 31, 1997 ....     4.27%              $1,232.71
One year ended August 31, 1997 ......     5.05%              $1,050.53

U.S. TREASURY RESERVES
May 3, 1991 (commencement
  of operations)

  to August 31, 1997 ................     4.01%              $1,282.55
Five years ended August 31, 1997 ....     3.92%              $1,211.92
One year ended August 31, 1997 ......     4.64%              $1,046.43

    The annualized yield of Cash Reserves for the seven-day period ended August 31, 1997 was 5.10%. The effective compound annualized yield of Cash Reserves for such period was 5.23%. The annualized yield of U.S. Treasury Reserves for the seven-day period ended August 31, 1997 was 4.57%. The effective compound annualized yield of U.S. Treasury Reserves for such period was 4.68% and the annualized tax equivalent yield of U.S. Treasury Reserves for such period was 5.07% (assuming a combined state and local tax rate of 12.051% for New York City residents).


                     4.  DETERMINATION OF NET ASSET VALUE


    The net asset value of each share of Cash Reserves is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 3:00 p.m., Eastern time, for Cash Reserves and 12:00 noon, Eastern time, for U.S. Treasury Reserves, by dividing the value of the Fund's net assets (i.e., the value of its investment in Portfolio and other assets less its liabilities, including expenses payable or accrued) by the number of the Fund's shares outstanding at the time the determination is made. On days when the financial markets in which the Funds invest close early, each Fund's net asset value is determined as of the close of these markets if such time is earlier than the time at which the net asset value is normally calculated. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.


    The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Fund or Portfolio's Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

    Pursuant to the rules of the Securities and Exchange Commission ("SEC"), the Trust's and the Portfolios' Boards of Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or a Portfolio, the Trust's or Portfolio's Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or (in the case of Cash Reserves and Cash Reserves Portfolio) subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Adviser to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Trust and Portfolios also have established procedures to ensure that securities purchased by the Funds and Portfolios meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")

    Subject to compliance with applicable regulations, the Trust and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.


    The Trust or the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.


                                5.  MANAGEMENT

    The Trustees and officers of the Trust and the Portfolios, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio. Unless otherwise indicated below, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts. The address of Cash Reserves Portfolio is Elizabethan Square, George Town, Grand Cayman, British West Indies. The address of U.S. Treasury Reserves Portfolio is 6 St. James Avenue, Boston, Massachusetts.

TRUSTEES OF THE TRUST


PHILIP W. COOLIDGE; 46* -- President of the Trust and the Portfolios; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

C. OSCAR MORONG, JR.; 62 -- Chairman of the Board of Trustees of the Trust; Managing Director, Morong Capital Management (since February, 1993); Senior Vice President and Investment Manager, CREF Investments, Teachers Insurance & Annuity Association (retired January, 1993). His address is 1385 Outlook Drive
West, Mountainside, New Jersey.

E. KIRBY WARREN; 63 -- Professor of Management, Graduate School of Business, Columbia University (since 1987). Samuel Bronfman Professor of Democratic Business Enterprise (1978 to 1987). His address is Columbia University, Graduate School of Business, 725 Uris Hall, New York, New York.

WILLIAM S. WOODS, JR.; 77 -- Vice President - Investments, Sun Company, Inc. (retired, April, 1984). His address is 35 Colwick Road, Cherry Hill, New Jersey.


TRUSTEES OF THE PORTFOLIOS


ELLIOTT J. BERV; 54 -- Chairman and Director, Catalyst, Inc. (Management Consultants) (since June, 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants) (June, 1991 to June, 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May, 1984). His address is 15 Stornoway Drive, Cumberland Foreside, Maine.

PHILIP W. COOLIDGE; 46* -- President of the Trust and the Portfolios; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

MARK T. FINN; 54 -- President and Director, Delta Financial, Inc. (since June,
1983); Chairman of the Board and Chief Executive Officer, FX 500 Ltd. (Commodity Trading Advisory Firm) (since April, 1990); Director, Vantage Consulting Group, Inc. (since October, 1988). His address is 3500 Pacific Avenue, P.O. Box 539, Virginia Beach, Virginia.

WALTER E. ROBB, III; 71 -- President, Benchmark Consulting Group (since 1991); Principal, Robb Associates (Corporate Financial Advisors ) (since 1978); President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since
1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.


OFFICERS OF THE TRUST AND PORTFOLIOS


PHILIP W. COOLIDGE; 46* -- President of the Trust and the Portfolios; Chief Executive Officer and President, Signature Financial Group, Inc., and CFBDS.

CHRISTINE A. DRAPEAU; 27* -- Assistant Secretary and Assistant Treasurer of Trust and the Portfolios; Assistant Vice President, Signature Financial Group, Inc. (since January, 1996); Paralegal and Compliance Officer, various financial companies (July, 1992 to January, 1996); Graduate Student, Bentley College (prior to December, 1994).

JOHN R. ELDER; 49* -- Treasurer of the Trust and the Portfolios; Vice President, Signature Financial Group, Inc. (since April, 1995); Treasurer, CFBDS (since April 1995); Treasurer, Phoenix Family of Mutual Funds (Phoenix Home Life Mutual Insurance Company) (1983 to March, 1995).

LINDA T. GIBSON; 32* -- Secretary of the Trust and the Portfolios; Vice

President, Signature Financial Group, Inc. (since May, 1992); Assistant Secretary, CFBDS (since October, 1992).

JOAN R. GULINELLO; 42* -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolios; Vice President, Signature Financial Group, Inc. (since October, 1993); Secretary, CFBDS (since October, 1995); Vice President and Assistant General Counsel, Massachusetts Financial Services Company (prior to October, 1993).

JAMES E. HOOLAHAN; 50* -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust and the Portfolios; Senior Vice President, Signature Financial Group, Inc.

SUSAN JAKUBOSKI; 33* -- Vice President, Assistant Treasurer and Assistant Secretary of the Trust and the Portfolios; Vice President, Signature Financial Group (Cayman) Ltd. (since August, 1994); Fund Compliance Administrator, Concord Financial Group (November, 1990 to August, 1994). Her address is Suite 193, 12 Church St., Hamilton HM11, Bermuda.

MOLLY S. MUGLER; 46* -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolios; Vice President, Signature Financial Group, Inc.; Assistant Secretary, CFBDS.

SHARON M. WHITSON; 49* -- Assistant Secretary and Assistant Treasurer of the Trust and the Portfolios; Assitant Vice President, Signature Financial Group, Inc.

JULIE J. WYETZNER; 38* -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust and the Portfolios; Vice President, Signature Financial Group, Inc.

    The Trustees and officers of the Trust and the Portfolios also hold comparable positions with certain other funds for which CFBDS or an affiliate serves as the distributor or administrator.

                                                   TRUSTEES COMPENSATION TABLE

                                                                  AGGREGATE               AGGREGATE
                                                                 COMPENSATION            COMPENSATION         TOTAL COMPENSATION
                                                                FROM CITIFUNDS       FROM CITIFUNDS U.S.           FROM THE
TRUSTEE                                                        CASH RESERVES(1)      TREASURY RESERVES(1)   TRUSTS AND COMPLEX(2)
-------                                                        ---------------       -------------------    ---------------------
Philip W. Coolidge ........................................                0                      0                        0
C. Oscar Morong, Jr. ......................................       $14,576.84              $4,047.16               $70,000.00
E. Kirby Warren ...........................................         8,190.12               2,635.42                50,000.00
William S. Woods, Jr. .....................................           0                    2,857.80                50,000.00
------------
(1) For the fiscal year ended August 31, 1997.
(2) Information relates to the fiscal year ended August 31, 1997. Messrs. Coolidge, Morong, Warren and Woods are trustees of
    51, 25, 25 and 27 Funds, respectively, of the family of open-end registered investment companies advised or managed by
    Citibank.

    As of December 15, 1997, all Trustees and officers as a group owned less than 1% of each Fund's outstanding shares. As of the same date, more than 95% of the outstanding shares of each Fund were held of record by Citibank or an affiliate, as a Shareholder Servicing Agent of the Funds, for the accounts of their respective clients.


    The Declaration of Trust of each of the Trust and the Portfolios provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

ADVISER

    Citibank manages the assets of each Portfolio pursuant to separate investment advisory agreements (the "Advisory Agreements"). Subject to such policies as the Board of Trustees of the Portfolio may determine, the Adviser manages the securities of each Portfolio and makes investment decisions for each Portfolio. The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing each Portfolio's investments and effecting securities transactions for each Portfolio. Each of the Advisory Agreements will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the applicable Portfolio or by a vote of a majority of the outstanding voting securities of the applicable Portfolio, and, in either case, by a majority of the Trustees of the applicable Portfolio who are not parties to such Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreements.

    Each of the Advisory Agreements provides that the Adviser may render services to others. Each Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the applicable Portfolio when authorized either by a vote of a majority of the outstanding voting securities of the applicable Portfolio or by a vote of a majority of the Board of Trustees of the applicable Portfolio, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

    The Prospectus contains a description of the fees payable to the Adviser for services under the Advisory Agreements.


    CASH RESERVES PORTFOLIO: For the fiscal years ended August 31, 1995, 1996 and 1997, the fees paid to Citibank under the Advisory Agreement, after waivers, were $1,791,693, $2,713,691 and $4,395,286, respectively.

    U.S. TREASURY RESERVES PORTFOLIO: For the fiscal years ended August 31, 1995, 1996 and 1997, the fees paid to Citibank under the Advisory Agreement, after waivers, were $395,313, $373,944 and $494,339, respectively.


ADMINISTRATORS


    Pursuant to Administrative Services Agreements (the "Administrative Services Agreements"), CFBDS provides the Trust and U.S. Treasury Reserves Portfolio, and SFG provides Cash Reserves Portfolio, with general office facilities, and CFBDS supervises the overall administration of the Trust and U.S. Treasury Reserves Portfolio and SFG supervises the overall administration of Cash Reserves Portfolio, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust and the Portfolios; the preparation and filing of all documents required for compliance by the Trust and the Portfolios with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust and the Portfolios. CFBDS and SFG provide persons satisfactory to the Board of Trustees of the Trust and the Portfolios to serve as Trustees and officers of the Trust and the Portfolios. Such Trustees and officers may be directors, officers or employees of CFBDS, SFG or their affiliates.

    The Prospectus contains a description of the fees payable to CFBDS and SFG under the Administrative Services Agreements.

    CASH RESERVES: For the fiscal years ended August 31, 1995, 1996 and 1997, the fees paid to CFBDS from the Fund under the Administrative Services Agreement, after waivers, were $1,566,336, $3,176,058 and $4,429,870, respectively. For the fiscal year ended August 31, 1995, the fee paid to SFG under the Administrative Services Agreement with Cash Reserves Portfolio was $1,365,951. For the fiscal years ended August 31, 1996 and 1997, all fees payable to SFG under the Administrative Services Agreement were voluntarily waived.

    U.S. TREASURY RESERVES: For the fiscal years ended August 31, 1995, 1996 and 1997, the fees paid to CFBDS from the Fund under the Administrative Services Agreement with the Trust, after waivers, were $561,420, $747,957 and $897,971, respectively. For the fiscal years ended August 31, 1995, 1996 and 1997, the fees payable to CFBDS under the Administrative Services Agreement with the Portfolio were voluntarily waived.

    By Agreement, the Trust acknowledges that the name CitiFunds is the property of Citicorp and provides that if Citibank ceases to serve as the Adviser of the Trust, the Trust and the Funds will change their respective names so as to delete the word CitiFunds. The Agreement with the Trust also provides that Citibank may permit other investment companies in addition to the Trust to use the word "CitiFunds" in their names.

    The Administrative Services Agreement with the Trust continues in effect as to a Fund if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a vote of a majority of the outstanding voting securities of such Fund and, in either case, by a majority of the Trustees of the Trust who are not interested parties of the Trust or CFBDS. The Administrative Services Agreement with the Trust terminates automatically if it is assigned and may be terminated as to a Fund by the Trust without penalty by vote of a majority of the outstanding voting securities of the Fund or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Services Agreement with the Trust also provides that neither CFBDS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreement.

    CFBDS has agreed to reimburse the Funds for their operating expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits prescribed by any state in which the Funds' shares are qualified for sale. The expenses incurred by the Funds for distribution purposes pursuant to the Trust's Distribution Plans are included within such operating expenses only to the extent required by any state in which the Funds' shares are qualified for sale. The Trust may elect not to qualify the Funds' shares for sale in every state. The Trust believes that currently the most restrictive expense ratio limitation imposed by any state is 2 1/2% of the first $30 million of a Fund's average net assets for its then-current fiscal year, 2% of the next $70 million of such assets, and 1 1/2% of such assets in excess of $100 million. For the purpose of this obligation to reimburse expenses, the Funds' annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by CFBDS. Subject to the obligation of CFBDS to reimburse the Funds for their excess expenses as described above, the Trust has, under its Administrative Services Agreement, confirmed its obligation for payment of all other expenses of the Funds.

    The Administrative Services Agreements with the Portfolios provide that CFBDS or SFG, as the case may be, may render administrative services to others. The Administrative Services Agreement with each of the Portfolios terminates automatically if it is assigned and may be terminated without penalty by a vote of a majority of the outstanding voting securities of the Portfolio or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Services Agreement with each of the Portfolios also provides that neither CFBDS or SFG, as the case may be, nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreement.

    CFBDS and SFG are wholly-owned subsidiaries of Signature Financial Group, Inc.

    Pursuant to Sub-Administrative Services Agreements (the "Sub- Administrative Agreements"), Citibank performs such sub-administrative duties for the Trust and the Portfolios as are from time to time agreed upon by Citibank and, as the case may be, CFBDS or SFG. Citibank's sub-administrative duties may include providing equipment and clerical personnel necessary for maintaining the organization of the Trust and the Portfolios, participation in preparation of documents required for compliance by the Trust and the Portfolios with applicable laws and regulations, preparation of certain documents in connection with meetings of Trustees and shareholders of the Trust and Portfolios, and other functions which would otherwise be performed by CFBDS as set forth above. For performing such sub-administrative services, Citibank receives such compensation as is from time to time agreed upon by Citibank and, as the case may be, CFBDS or SFG not in excess of the amount paid to CFBDS or SFG for its services under the applicable Administrative Services Agreement. All such compensation is paid by CFBDS or SFG, as the case may be.


DISTRIBUTOR


    The Trust has adopted a Distribution Plan (the "Distribution Plan") in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. The Distribution Plan provides that the Trust shall pay a distribution fee to the Distributor at an annual rate not to exceed 0.10% the average daily net assets of each Fund (exclusive of any advertising expenses incurred by the Distributor in connection with the sale of shares of each Fund). The Distributor may use all or any portion of such fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other distribution-related expenses.

    The Distribution Plan also permits each Fund to pay the Distributor an additional fee (not to exceed 0.10% per annum of the average daily net assets) in anticipation of, or as reimbursement for, print or electronic media advertising expenses incurred in connection with the sale of Fund shares. No payments under the Distribution Plan are made to Shareholder Servicing Agents although Shareholder Servicing Agents receive payments under the Administrative Services Plan referred to below.

    The Distribution Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Plan ("Qualified Trustees"). The Distribution Plan requires that the Trust and the Distributor shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The Distribution Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Distribution Plan may be terminated with respect to any Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Distribution Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of that Fund and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Plan, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by the Distribution Plan, CFBDS acts as the agent of the Funds in connection with the offering of shares of the Funds pursuant to a Distribution Agreement (the "Distribution Agreement"). After the prospectus and periodic reports have been prepared, set in type and mailed to existing shareholders, the Distributor pays for the printing and distribution of copies of the prospectuses and periodic reports which are used in connection with the offering of shares of the each of the Funds to prospective investors. The Prospectus contains a description of fees payable to the Distributor under the Distribution Agreement.

    CASH RESERVES: For the fiscal years ended August 31, 1995, 1996 and 1997, the fees paid from the Fund to the Distributor under the Distribution Agreement, after waivers, were $313,267, $663,261 and $996,309, respectively, and none of which was applicable to print or electronic media advertising.

    U.S. TREASURY RESERVES: For the fiscal years ended August 31, 1995, 1996 and 1997, the fees paid from the Fund to the Distributor under the Distribution Agreement, after waivers, were $104,484, $152,890 and $194,657, respectively, and none of which was applicable to print or electronic media advertising.

SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

    The Trust has adopted an Administrative Services Plan (the "Administrative Plan") which provides that the Trust may obtain the services of an administrator, a transfer agent, a custodian and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Administrative Plan, the total of the fees paid to the Administrator and Shareholder Servicing Agents from each Fund and the distribution fee paid to the Distributor from each Fund (other than any fee concerning electronic or other media advertising) may not exceed 0.70% of that Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. Within this overall limitation, individual fees may vary. The Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Plan requires that at least quarterly the Trust provide to the Trust's Board of Trustees and the Trust's Board of Trustees review a written report of the amounts expended (and the purposes therefor) under the Administrative Plan. The Administrative Plan may be terminated with respect to a Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Administrative Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees.

    The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent and a Transfer Agency and Service Agreement and a Custodian Agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street (or its affiliate State Street Canada, Inc.) acts as transfer agent and custodian for the Trust. For additional information, including a description of fees paid to the Shareholder Servicing Agents under the Servicing Agreements, see "Shareholder Servicing Agents" and "Transfer Agent, Custodian and Fund Accountant" in the Prospectus. For the fiscal years ended August 31, 1995, 1996 and 1997, aggregate fees paid from Cash Reserves to Shareholder Servicing Agents under the Servicing Agreements, after waivers, were $1,566,336, $3,083,893 and $4,065,240, respectively. For the fiscal years ended August 31, 1995, 1996 and 1997, aggregate fees paid from U.S. Treasury Reserves to Shareholder Servicing Agents under the Servicing Agreement, after waivers, were $561,420, $737,500 and $848,485, respectively.

    The Portfolios have also adopted Administrative Services Plans (the "Portfolio Administrative Plans") which provide that the Portfolios may obtain the services of an administrator, a transfer agent and a custodian, and may enter into agreements providing for the payment of fees for such services. Under the Portfolio Administrative Plans, the administrative services fee payable to either CFBDS or SFG, as the case may be, may not exceed 0.05% of a Portfolio's average daily net assets on an annualized basis for its then-current fiscal year. Each Portfolio Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Portfolio's Trustees and a majority of the Portfolio's Trustees who are not "interested persons" of the Portfolio and who have no direct or indirect financial interest in the operation of the Portfolio Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). Each Portfolio Administrative Plan requires that the applicable Portfolio provide to its Board of Trustees and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Portfolio Administrative Plan. Each Portfolio Administrative Plan may be terminated at any time by a vote of a majority of the Portfolio's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the applicable Portfolio. Neither Portfolio Administrative Plan may be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the applicable Portfolio and may not be materially amended in any case without a vote of the majority of both the Portfolio's Trustees and the Portfolio's Qualified Trustees.


    Each Portfolio has entered into a Transfer Agency and Service Agreement and a Custodian Agreement with State Street pursuant to which State Street (or its affiliate State Street Canada, Inc.) acts as transfer agent and custodian and performs fund accounting services for the Portfolios.

                          6.  PORTFOLIO TRANSACTIONS

    The Portfolios' purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios do not anticipate paying brokerage commissions. Any transaction for which a Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

    Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for each Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, a Portfolio and other investment companies, series or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other investment companies or series managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


    Portfolio transactions may be executed with the Adviser, or with any affiliate of the Adviser, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by any Portfolio during the fiscal year ended August 31, 1997 to the Adviser or any affiliate of the Adviser.


           7.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


    The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series. Currently, the Funds are the only two series of shares of the Trust. Each share of each Fund represents an equal proportionate interest in the Fund with each other share of such Fund. Upon liquidation or dissolution of a Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series and classes of shares. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon the liquidation or dissolution. Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series or class, only shares of that particular series or class are entitled to vote.


    Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no current intention to hold annual meetings of shareholders but the Trust will hold special meetings of a Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares.

    The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series of the Trust, a Shareholder Servicing Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which it is the holder of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

    Share certificates will not be issued.


    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    Each Portfolio is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that investors in the Portfolio (e.g., other investment companies (including the corresponding Fund), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the applicable Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of either Portfolio would ever exceed its assets.

    Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each business day. At 3:00 p.m., Eastern time, for Cash Reserves Portfolio, and 12:00 noon, Eastern time, for U.S. Treasury Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 3:00 p.m. Eastern time, for Cash Reserves Portfolio, and 12:00 noon, Eastern time, for U. S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, and 12:00 noon, Eastern time, for U.S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, and 12:00 noon, Eastern time, for U.S. Treasury Reserves Portfolio, on the following business day of the Portfolio.

                      8.  CERTAIN ADDITIONAL TAX MATTERS


    Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes generally will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. Each of the Portfolios believes that it will not be required to pay any federal income or excise taxes.

    Investment income received by Cash Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Cash Reserves does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Cash Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Cash Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Cash Reserves Portfolio's assets ultimately invested within various countries.

    Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations.


             9.  INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


    Price Waterhouse LLP and Price Waterhouse are the independent and chartered accountants for Cash Reserves and Cash Reserves Portfolio, respectively, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. Deloitte & Touche LLP were the independent accountants for Cash Reserves and Cash Reserves Portfolio through August 31, 1993. There was no disagreement between the Fund, the Portfolio and Deloitte & Touche LLP with respect to the accounting and audit services provided by such firm. Deloitte & Touche LLP are the independent accountants for U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

    The audited financial statements of Cash Reserves (Statement of Assets and Liabilities at August 31, 1997, Statement of Operations for the year ended August 31, 1997, Statement of Changes in Net Assets for the years ended August 31, 1997 and 1996, Financial Highlights for each of the years in the five-year period ended August 31, 1997, Notes to Financial Statements and Independent Auditors' Report) and of Cash Reserves Portfolio (Portfolio of Investments at August 31, 1997, Statement of Assets and Liabilities at August 31, 1997, Statement of Operations for the year ended August 31, 1997, Statement of Changes in Net Assets for the years ended August 31, 1997 and August 31, 1996, Financial Highlights for each of the years in the five-year period ended August 31, 1997, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Cash Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the reports of Price Waterhouse LLP and Price Waterhouse, as experts in accounting and auditing.

    The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 1997, Statement of Operations for the year ended August 31, 1997, Statement of Changes in Net Assets for the years ended August 31, 1997 and 1996, Financial Highlights for each of the years in the four-year period ended August 31, 1997, the eight months ended August 31, 1993 and the year ended December 31, 1992, and the Notes to Financial Statements and Independent Auditors' Report) and of U.S. Treasury Reserves Portfolio (Portfolio of Investments at August 31, 1997, Statement of Assets and Liabilities at August 31, 1997, Statement of Operations for the year ended August 31, 1997, Statement of Changes in Net Assets for the years ended August 31, 1997 and 1996, and the Financial Highlights for each of the years in the four-year period ended August 31, 1997, the eight months ended August 31, 1993 and the year ended December 31, 1992, the Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent accountants, as experts in accounting and auditing.


    A copy of each of the Annual Reports accompanies this Statement of Additional Information.

SHAREHOLDER SERVICING AGENTS

FOR CITIBANK NEW YORK RETAIL BANKING AND
BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
450 West 33rd Street, New York, NY 10001
(212) 564-3456 or (800) 846-5300

FOR CITIGOLD CLIENTS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or in NY or CT (800) 285-1701, or for all other states, (800) 285-1707

FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY l0043
(212) 559-7117

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200
(212) 736-8170 in New York City

CITIFUNDS(SM) CASH RESERVES
CITIFUNDS(SM) U.S. TREASURY RESERVES

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge, President*
E. Kirby Warren
William S. Woods, Jr.


SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

----------------------------------------------

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043


ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679


TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110


AUDITORS
(FOR CITIFUNDS(SM) CASH RESERVES)
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

(FOR CITIFUNDS(SM) U.S. TREASURY RESERVES)
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110


----------------------------------------------

SHAREHOLDER SERVICING AGENTS

(See Inside of Cover)

                                     PART C
Item 24.  Financial Statements and Exhibits.


      (a)   FINANCIAL STATEMENTS INCLUDED IN PART A:
            (i)   Landmark Cash Reserves
                 Condensed Financial Information - Financial Highlights for each of the years in the ten-year period ended August 31, 1997.
            (ii)  Landmark U.S. Treasury Reserves
                 Condensed Financial Information - Financial Highlights for the
                   period from May 3, 1991 (commencement of operations) to December 31, 1991, the year ended December 31, 1992, the eight months ended August 31, 1993 and the years ended August 31, 1994, August 31, 1995, August 31, 1996 and August 31,
                   1997.

            FINANCIAL STATEMENTS INCLUDED IN PART B:
            (i)   Landmark Cash Reserves
                 Statement of Assets and Liabilities at August 31, 1997* Statement of Operations for the year ended August 31, 1997* Statement of Changes in Net Assets for the years ended
                  August 31, 1997 and August 31, 1996*
                 Financial  Highlights  for each of the years in the five-year period ended August 31, 1997*
            (ii) Cash Reserves Portfolio
                 Portfolio of Investments at August 31, 1997*
                 Statement of Assets and Liabilities at August 31, 1997* Statement of Operations for year ended August 31, 1997* Statement of Changes in Net Assets for the years ended
                  August 31, 1997 and August 31, 1996*
                 Financial  Highlights  for each of the years in the five-year period ended August 31, 1997*
            (iii) Landmark U.S. Treasury Reserves
                 Statement of Assets and Liabilities at August 31, 1997** Statement of Operations for the year ended August 31, 1997** Statement of Changes in Net Assets for the years ended
                  August 31, 1997 and August 31, 1996**
                 Financial Highlights for the year ended December 31, 1992, the eight months ended August 31, 1993 and the years ended August 31, 1994, August 31, 1995, August 31, 1996 and August 31, 1997**
            (iv) U.S. Treasury Reserves Portfolio
                 Portfolio of Investments at August 31, 1997**
                 Statement of Assets and Liabilities at August 31, 1997** Statement of Operations for the year ended August 31, 1997** Statement of Changes in Net Assets for the years ended August
                  31, 1997 and August 31, 1996**
                 Financial Highlights for the year ended December 31, 1992, the eight months ended August 31, 1993 and the years ended August 31, 1994, August 31, 1995, August 31, 1996 and August 31,
                  1997**

------------------
 *Incorporated by reference to the Registrant's Annual Report to Shareholders of Landmark Cash Reserves for the fiscal year ended August 31, 1997, filed with the Securities and Exchange Commission on the EDGAR system on October 28, 1997 (Accession Number 0000747576-97-000005).
**Incorporated by reference to the Registrant's Annual Report to Shareholders of Landmark U.S. Treasury Reserves for the fiscal year ended August 31, 1997, filed with the Securities and Exchange Commission on the EDGAR system on October 28, 1997 (Accession Number 0000747576-97-000005).

         (b)      Exhibits
                 *1(a)           Declaration of Trust of the Registrant
                 *1(b)           Amendments to Declaration of Trust of the
                                 Registrant
                 *2(a)           Amended and Restated By-Laws of the Registrant

       *and filed 2(b)           Amendments to Amended and Restated By-Laws of
           herein
                                 the Registrant
              **  4(a)           Form of Certificate representing ownership of
                                 Class A shares of Landmark Cash Reserves
              **  4(c)           Form of Certificate representing ownership of
                                 a share of Landmark U.S. Treasury Reserves
                 *6(a)           Distribution Agreement between the Registrant
                                 and CFBDS, Inc. (formerly known as The Landmark
                                 Funds Broker-Dealer Services, Inc.) ("CFBDS"),
                                 as distributor, with respect to Class A shares
                                 of Landmark Cash Reserves and shares of
                                 Landmark U.S. Treasury Reserves
                 *7              Custodian Contract between the Registrant and
                                 State Street Bank and Trust Company ("State
                                 Street"), as custodian, and amendment thereto
                 *9(a)           Amended and Restated Administrative Services
                                 Plan of the Registrant
                 *9(b)           Administrative Services Agreement between the
                                 Registrant and CFBDS, as administrator
                 *9(c)           Sub-Administrative Services Agreement between
                                 Citibank, N.A. and CFBDS
                 *9(d)(i)        Form of Shareholder Servicing Agreement between
                                 the Registrant and Citibank, N.A., as
                                 shareholder servicing agent
                 *9(d)(ii)       Form of Shareholder Servicing Agreement between
                                 the Registrant and a federal savings bank, as
                                 shareholder servicing agent
                 *9(d)(iii)      Form of Shareholder Servicing Agreement between
                                 the Registrant and CFBDS, as shareholder
                                 servicing agent
                 *9(e)           Transfer Agency and Service Agreement between
                                 the Registrant and State Street, as transfer
                                 agent, and amendment thereto
                 *9(f)           Amended and Restated Exchange Privilege
                                 Agreement between the Registrant, certain other
                                 investment companies and CFBDS, as distributor
                 *10             Opinion and Consent of Counsel
                  11             Consents of Deloitte & Touche LLP, Price
                                 Waterhouse LLP and Price Waterhouse,
                                 independent auditors of the Registrant,
                                 U.S. Treasury Reserves Portfolio and Cash
                                 Reserves Portfolio
                 *15(a)          Amended and Restated Distribution Plan of the
                                 Registrant with respect to Class A shares of
                                 Landmark Cash Reserves and shares of Landmark
                                 U.S. Treasury Reserves
            ****  25(a)          Powers of Attorney for the Registrant
            ****  25(b)          Powers of Attorney for U.S. Treasury Reserves
                                 Portfolio
             ***  25(c)          Powers of Attorney for Cash Reserves Portfolio
             and
            ****
                  27             Financial data schedule
---------------------
   * Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on August 29, 1996 and Post-Effective Amendment No. 20 to the Registrant's Registration Statement of Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on August 29, 1996.
  ** Information defining the rights of shareholders is contained in the Registrant's Declaration of Trust, as amended, incorporated herein by reference as Exhibits No. 1(a) and 1(b).
 *** Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on December 28, 1995 and Post-Effective Amendment No. 19 to the Registrant's Registration Statement of Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on December 28, 1995.
**** Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on December 17, 1996.

Item 25.  Persons Controlled by or under Common Control with Registrant.

         Not applicable.

Item 26.  Number of Holders of Securities.

                             Title of Class           Number of Record Holders
                                                       As of December 19, 1997
                     Shares of Beneficial Interest
                          (without par value)

                   Landmark Cash Reserves                        6
                   Landmark U.S. Treasury Reserves               6

Item 27.  Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 4 of the Distribution Agreement between the Registrant and CFBDS incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 28.  Business and Other Connections of Investment Adviser.

         Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Short-Term Portfolio and Intermediate Income Portfolio), The Premium Portfolios (Balanced Portfolio, Large Cap Growth Portfolio, Government Income Portfolio, International Equity Portfolio, Emerging Asian Markets Equity Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, Landmark Multi-State Tax Free Funds (Landmark New York Tax Free Reserves, Landmark Connecticut Tax Free Reserves and Landmark California Tax Free Reserves), Landmark Fixed Income Funds (Landmark Intermediate Income Fund), Landmark Tax Free Income Funds (Landmark National Tax Free Income Fund and Landmark New York Tax Free Income Fund), CitiFunds Institutional Trust (CitiFunds Institutional Cash Reserves) and Variable Annuity Portfolios (CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500 and Landmark Small Cap Equity VIP Fund). Citibank and its affiliates manage assets in excess of $88 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

         John S. Reed is the Chairman of the Board and a Director of Citibank. The following are Vice Chairmen of the Board and Directors of Citibank: Paul J. Collins and William R. Rhodes. Other Directors of Citibank are D. Wayne Calloway, former Chairman and Chief Executive Officer, PepsiCo, Inc.; John M. Deutch, Institute Professor, Massachusetts Institute of Technology; Reuben Mark, Chairman and Chief Executive Officer, Colgate-Palmolive Company; Richard D. Parsons, President, Time Warner, Inc.; Rozanne L. Ridgway, Former Assistant Secretary of State for Europe and Canada; Robert B. Shapiro, Chairman, President and Chief Executive Officer, Monsanto Company; Frank A. Shrontz, Chairman Emeritus, The Boeing Company; and Franklin A. Thomas, former President, The Ford Foundation.

         Each of the individuals named above is also a Director of Citicorp. In addition, the following persons have the affiliations indicated:

D. Wayne Calloway        Director, Exxon Corporation
                         Director, General Electric Company
                         Director, Retired  Chairman and Chief Executive
                            Officer, PepsiCo, Inc.

Paul J. Collins          Director, Kimberly-Clark Corporation

John M. Deutch           Director, Ariad Pharmaceuticals, Inc.
                         Director, CMS Energy
                         Director, Cummins Engine Company, Inc.
                         Director, Schlumberger, Ltd.

Reuben Mark              Director, Chairman and Chief Executive Officer
                            Colgate-Palmolive Company
                         Director, New York Stock Exchange
                         Director, Time Warner, Inc.
                         Non-Executive Director, Pearson, PLC

Richard D. Parsons       Director, Federal National Mortgage Association
                         Director, Philip Morris Companies Incorporated
                         Member, Board of Representatives, Time Warner
                           Entertainment Company, L.P.
                         Director and President, Time Warner, Inc.

John S. Reed             Director, Monsanto Company
                         Director, Philip Morris Companies Incorporated

William R. Rhodes        Director, Private Export Funding Corporation

Rozanne L. Ridgway       Director, 3M
                         Director, Bell Atlantic Corporation
                         Director, Boeing Company
                         Director, Emerson Electric Company
                         Member-International Advisory Board, New Perspective
                           Fund, Inc.
                         Director, RJR Nabisco, Inc.
                         Director, Sara Lee Corporation
                         Director, Union Carbide Corporation

Robert B. Shapiro        Director, Chairman and Chief Executive Officer,
                           Monsanto Company
                         Director, Silicon Graphics

Frank A. Shrontz         Director, 3M
                         Director, Baseball of Seattle, Inc.
                         Director and Chairman Emeritus, Boeing Company
                         Director, Boise Cascade Corp.
                         Director, Chevron Corporation

Franklin A. Thomas       Director, Aluminum Company of America
                         Director, Cummins Engine Company, Inc.
                         Director, Lucent Technologies
                         Director, PepsiCo, Inc.

Item 29.  Principal Underwriters.


         (a) CFBDS, the Registrant's Distributor, is also the distributor for Landmark International Equity Fund, Landmark Emerging Asian Markets Equity Fund, Premium U.S. Treasury Reserves, Premium Liquid Reserves, Landmark Institutional Liquid Reserves, Landmark Institutional U.S. Treasury Reserves, Landmark Institutional Tax Free Reserves, CitiFunds(SM) Institutional Cash Reserves, Landmark Tax Free Reserves, Landmark New York Tax Free Reserves, Landmark California Tax Free Reserves, Landmark Connecticut Tax Free Reserves, Landmark U.S. Government Income Fund, Landmark Intermediate Income Fund, Landmark Balanced Fund, Landmark Equity Fund, Landmark Small Cap Equity Fund, Landmark National Tax Free Income Fund, Landmark New York Tax Free Income Fund, CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, Landmark Small Cap Equity VIP Fund, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400 and CitiSelect(R) Folio 500. CFBDS is also the placement agent for International Equity Portfolio, Balanced Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, Government Income Portfolio, Emerging Asian Markets Equity Portfolio, Tax Free Reserves Portfolio, Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Short-Term Portfolio and Intermediate Income Portfolio.

         (b) The information required by this Item 29 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

         (c)      Not applicable.

Item 30.  Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

      NAME                                                          ADDRESS

      CFBDS, Inc. (administrator and distributor)                   6 St. James Avenue
                                                                    Boston, MA 02116

      State Street Bank and Trust Company                           1776 Heritage Drive
      (custodian and transfer agent)                                North Quincy, MA 02171

      Citibank, N.A.                                                153 East 53rd Street
      (investment adviser)                                          New York, NY 10043

      SHAREHOLDER SERVICING AGENTS

      Citibank, N.A.                                                450 West 33rd Street
                                                                    New York, NY 10001

      Citibank, N.A. -- Citigold                                    Citicorp Mortgage Inc. - Citigold
                                                                    15851 Clayton Road
                                                                    Ballwin, MO  63011

      Citibank, N.A. -- The Citibank                                153 East 53rd Street
      Private Bank                                                  New York, NY 10043

      Citibank, N.A. -- Citibank Global                             153 East 53rd Street
      Asset Management                                              New York, NY 10043

      Citibank, N.A. -- North American                              111 Wall Street
      Investor Services                                             New York, NY 10094

      Citicorp Investment Services                                  One Court Square
                                                                    Long Island City, NY 11120

      CFBDS, Inc.                                                   6 St. James Avenue
                                                                    Boston, MA 02116

Item 31.  Management Services.

         Not applicable.

Item 32.  Undertakings.

         (a)  Not applicable.

         (b)  Not applicable.

         (c) The Registrant undertakes to furnish to each person to whom a prospectus of Landmark Cash Reserves and Landmark U.S. Treasury Reserves is delivered with a copy of the Funds' latest Annual Reports to Shareholders, upon request without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement on Form N-1A meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and that the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 19th day of December, 1997.

                                      LANDMARK FUNDS III

                                      By:    Philip W. Coolidge
                                             -------------------
                                             Philip W. Coolidge
                                             President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 19, 1997.

         Signature                       Title
         ---------                       -----

   Philip W. Coolidge         President, Principal Executive Officer and Trustee
--------------------------
   Philip W. Coolidge


   John R. Elder              Principal Accounting and Financial Officer
--------------------------
   John R. Elder


   C. Oscar Morong, Jr.*      Trustee
--------------------------
   C. Oscar Morong, Jr.


   E. Kirby Warren*           Trustee
--------------------------
   E. Kirby Warren


   William S. Woods, Jr.*     Trustee
--------------------------
   William S. Woods, Jr.


*By:  Philip W. Coolidge
      --------------------
      Philip W. Coolidge
      Executed by Philip W. Coolidge on behalf of those indicated pursuant to Powers of Attorney.

                                   SIGNATURES

         U.S. Treasury Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 19th day of December, 1997.

                        U.S. TREASURY RESERVES PORTFOLIO

                        By:      Philip W. Coolidge
                                 -----------------------------
                                 Philip W. Coolidge, President

         This Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Funds III has been signed by the following persons in the capacities indicated on December 19, 1997.

         Signature                         Title
         ---------                         -----

   Philip W. Coolidge         President, Principal Executive Officer and Trustee
--------------------------
   Philip W. Coolidge


   John R. Elder              Principal Accounting and Financial Officer
--------------------------
   John R. Elder


   Elliott J. Berv*           Trustee
--------------------------
   Elliott J. Berv


   Mark T. Finn*              Trustee
--------------------------
   Mark T. Finn


   Walter E. Robb, III*       Trustee
--------------------------
   Walter E. Robb, III


*By:   Philip W. Coolidge
       -------------------
       Philip W. Coolidge
       Executed by Philip W. Coolidge on behalf of those indicated pursuant to Powers of Attorney.

                                   SIGNATURES

         Cash Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in Hamilton, Bermuda on the 19th day of December, 1997.

                           CASH RESERVES PORTFOLIO

                           By:      Susan Jakuboski
                                    ---------------------------------------
                                    Susan Jakuboski, Assistant Treasurer of
                                    Cash Reserves Portfolio

         This Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Funds III has been signed by the following persons in the capacities indicated on December 19, 1997.

          Signature                         Title
          ---------                         -----

   Philip W. Coolidge*        President, Principal Executive Officer and Trustee
--------------------------
   Philip W. Coolidge


   John R. Elder*             Principal Accounting and Financial Officer
--------------------------
   John R. Elder


   Elliott J. Berv*           Trustee
--------------------------
   Elliott J. Berv


   Mark T. Finn*              Trustee
--------------------------
   Mark T. Finn


   Walter E. Robb, III*       Trustee
--------------------------
   Walter E. Robb, III


*By:   Susan Jakuboski
       -------------------
       Susan Jakuboski
       Executed by Susan Jakuboski on behalf of those indicated pursuant to Powers of Attorney.

                                  EXHIBIT INDEX


Exhibit
No.:            Description:
-------         ------------

 2(b)           Amendment to the Amended and Restated By-Laws of the Registrant
11              Consents of Deloitte & Touche LLP, Price Waterhouse LLP and
                Price Waterhouse, independent auditors of the Registrant, U.S.
                Treasury Reserves Portfolio and Cash Reserves Portfolio
27              Financial data schedule